Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
July 31, 2023
(Unaudited)
Shares Value
COMMON STOCKS — 85.6%
AUSTRALIA — 2.1%
716,155 Accent Group Ltd. .............. $ 849,038
474,741 Adbri Ltd. .................... 794,020
198,247 AGL Energy Ltd. ............... 1,623,251
314,097 Alkane Resources Ltd.(a) ......... 148,740
338,672 Altium Ltd. ................... 8,692,239
68,145 Ansell Ltd. ................... 1,104,960
938,900 Aurizon Holdings Ltd. ........... 2,402,811
140,436 Base Resources Ltd. ............. 16,508
1,494,889 Boral Ltd.(a) .................. 4,377,950
290,985 Brambles Ltd. ................. 2,750,047
7,957 Brickworks Ltd. ................ 138,482
1,107 Cardno Ltd. .................. 297
402,973 Cettire Ltd.(a) ................. 803,911
988,487 Champion Iron Ltd. ............ 3,970,521
77,689 Charter Hall Retail REIT ......... 195,689
24,926 Clinuvel Pharmaceuticals Ltd. ..... 307,230
21,110 Cochlear Ltd. ................. 3,391,474
448,280 Codan Ltd. ................... 2,261,334
81,450 Computershare Ltd. ............ 1,372,126
1,270,699 CSR Ltd. .................... 4,882,183
57,468 Data#3 Ltd. .................. 289,895
329,820 DDH1 Ltd. .................. 206,032
14,106 Enero Group Ltd. .............. 16,960
1,134,398 Evolution Mining Ltd. ........... 2,819,308
226,439 Fenix Resources Ltd. ............ 45,630
100,929 FleetPartners Group Ltd.(a) ....... 174,231
11,142 Fleetwood Ltd.(a) .............. 16,315
233,772 Gold Road Resources Ltd. ........ 247,314
652,151 GrainCorp Ltd. - Class A ......... 3,543,823
1,895,693 Grange Resources Ltd. ........... 687,602
291,855 Hansen Technologies Ltd. ........ 1,027,244
1,147,340 Harvey Norman Holdings Ltd. .... 2,913,126
991,106 Helia Group Ltd. ............... 2,583,016
58,961 Helloworld Travel Ltd. ........... 113,268
32,100 HUB24 Ltd. .................. 606,743
2,000,607 Iluka Resources Ltd. ............ 13,733,715
618,455 Imdex Ltd. ................... 814,216
4,379,171 Incitec Pivot Ltd. ............... 8,883,297
35,452 Integrated Research Ltd.(a) ....... 10,359
221,455 IPH Ltd. ..................... 1,175,135
47,372 Judo Capital Holdings Ltd.(a) ..... 43,434
21,819 Jumbo Interactive Ltd. ........... 225,113
943,225 Karoon Energy Ltd.(a) ........... 1,412,848
84,173 Lindsay Australia Ltd. ........... 76,328
1,033,952 Macmahon Holdings Ltd. ........ 100,703
395,117 McMillan Shakespeare Ltd. ....... 5,252,268
1,215,225 Medibank Pvt Ltd. ............. 2,865,096
446,215 Metcash Ltd. .................. 1,079,001
234,479 MMA Offshore Ltd.(a) .......... 205,537
166,605 Monadelphous Group Ltd. ....... 1,524,195
198,582 Monash IVF Group Ltd. ......... 160,732
333,174 Myer Holdings Ltd. ............. 142,109
Shares Value
AUSTRALIA (continued)
786,243 Nanosonics Ltd.(a) ............. $ 2,498,005
57,294 Navigator Global Investments Ltd. .. 55,802
107,423 Neuren Pharmaceuticals Ltd.(a) .... 940,193
54,689 New Energy Solar Ltd.(a)(b) ...... 2,314
1,149,722 New Hope Corp. Ltd. ........... 4,100,745
111,915 nib holdings Ltd. ............... 622,435
1,338,703 Nufarm Ltd. .................. 4,828,741
70,959 Nuix Ltd.(a) .................. 76,261
37,291 Objective Corp. Ltd. ............ 331,139
47,610 OceanaGold Corp. ............. 99,650
193,435 OFX Group Ltd.(a) ............. 272,854
325,448 oOh!media Ltd. ................ 304,952
4,664,553 Orora Ltd. ................... 11,248,117
259,370 Perenti Ltd.(a) ................. 208,192
4,856,461 Perseus Mining Ltd. ............. 5,659,717
293,465 Platinum Asset Management Ltd. ... 312,436
193,808 Pro Medicus Ltd. ............... 8,955,140
41,045 REA Group Ltd. ............... 4,343,091
37,431 Regis Healthcare Ltd. ............ 56,822
2,472,415 Regis Resources Ltd.(a) .......... 2,781,708
492,668 Resolute Mining Ltd.(a) .......... 119,133
169,133 Ridley Corp. Ltd. .............. 223,237
21,114 RPMGlobal Holdings Ltd.(a) ...... 23,117
39,275 SEEK Ltd. ................... 656,887
1,730,427 Sierra Rutile Holdings Ltd.(a) ..... 255,712
468,064 Sigma Healthcare Ltd. ........... 246,803
1,428,570 Silver Lake Resources Ltd.(a) ...... 854,018
175,195 Sims Ltd. .................... 1,776,945
763,890 South32 Ltd. .................. 1,990,847
166,234 SRG Global Ltd. ............... 83,186
356,151 Super Retail Group Ltd. .......... 2,944,880
965,723 Technology One Ltd. ............ 10,216,649
193,941 Telix Pharmaceuticals Ltd.(a) ...... 1,470,750
1,905,072 Ventia Services Group Pty Ltd. ..... 3,710,947
29,050 Washington H Soul Pattinson & Co.
Ltd. ..................... 642,950
772,988 Webjet Ltd.(a) ................. 4,091,422
1,649,355 West African Resources Ltd.(a) ..... 991,545
846,044 Westgold Resources Ltd.(a) ....... 940,516
1,721,494 Whitehaven Coal Ltd. ........... 8,001,786
180,017,048
AUSTRIA — 0.3%
101,316 ANDRITZ AG ................ 5,353,737
4,724 DO & CO AG ................ 637,828
40,250 Erste Group Bank AG ........... 1,521,483
353 EVN AG ..................... 8,364
48,161 Kontron AG .................. 1,047,940
6,979 Palfinger AG .................. 204,496
8,563 Porr AG ..................... 119,383
525,150 Raiffeisen Bank International AG(a) . 8,499,364
27,582 Rhi Magnesita NV ............. 1,057,673

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
AUSTRIA (continued)
38,428 Schoeller-Bleckmann Oilfield
Equipment AG ............ $ 2,323,837
964 Semperit AG Holding ........... 21,569
4,167 Strabag SE .................... 175,018
9,770 Vienna Insurance Group AG Wiener
Versicherung Gruppe ........ 261,033
210,814 Wienerberger AG .............. 6,911,978
32,273 Zumtobel Group AG ............ 282,099
28,425,802
BELGIUM — 0.2%
2,523 Ascencio REIT ................ 129,409
284,438 Azelis Group NV ............... 7,349,380
104,780 Barco NV .................... 2,440,055
36,452 Bekaert SA ................... 1,740,229
29,389 bpost SA ..................... 141,596
3,608 Cie d'Entreprises CFE ........... 36,496
156,033 Econocom Group SA ............ 450,341
2,866 Etablissements Franz Colruyt NV ... 108,936
18,393 EVS Broadcast Equipment SA ..... 445,919
11,329 Ion Beam Applications ........... 182,858
45,435 Melexis NV ................... 4,890,671
8,925 Retail Estates NV REIT .......... 570,138
2,298 Sipef NV ..................... 143,261
1,345 Wereldhave Belgium Comm VA REIT 71,575
18,700,864
BERMUDA — 0.1%
420,000 James River Group Holdings Ltd. ... 7,765,800
BRAZIL — 0.8%
1,738,914 Americanas SA(a) .............. 419,215
2,748,375 BRF SA - ADR(a) .............. 5,634,169
2,430,984 Cia Energetica de Minas Gerais - ADR 6,393,488
3,601,148 Hapvida Participacoes e Investimentos
SA(a)(c)(d) ............... 3,678,254
669,904 Natura & Co. Holding SA - ADR(a) 5,131,465
597,110 Pagseguro Digital Ltd. - Class A(a) .. 6,783,170
1,609,800 Rumo SA .................... 7,914,956
579,100 StoneCo Ltd. - Class A(a) ........ 8,391,159
2,018,638 Ultrapar Participacoes SA ......... 8,063,880
11,081,300 Via SA(a) .................... 5,014,852
2,027,700 Vibra Energia SA ............... 7,328,235
64,752,843
CANADA — 3.5%
841,882 AbCellera Biologics, Inc.(a) ....... 6,507,748
16,466 AGF Management Ltd. - Class B ... 98,023
4,941 Agnico Eagle Mines Ltd. ......... 259,012
6,500 AirBoss of America Corp. ......... 23,611
125,630 Altius Minerals Corp. ........... 2,039,767
179,600 Altus Group Ltd. ............... 5,996,882
54,300 Amerigo Resources Ltd. .......... 66,709
203,005 ARC Resources Ltd. ............ 3,066,666
14,600 ATCO Ltd. - Class I ............ 416,747
Shares Value
CANADA (continued)
342,955 B2Gold Corp. ................. $ 1,188,567
10,180 Bird Construction, Inc. .......... 68,477
26,300 Black Diamond Group Ltd. ....... 122,859
106,286 Boardwalk Real Estate Investment
Trust REIT ............... 5,280,246
818,326 CAE, Inc.(a) .................. 18,698,034
108,726 Calibre Mining Corp.(a) ......... 140,994
45,320 Canada Goose Holdings, Inc.(a) .... 826,906
192,765 Canfor Corp.(a) ............... 3,042,081
35,165 Capital Power Corp. ............ 1,097,098
10,409 Cascades, Inc. ................. 94,882
34,975 CCL Industries, Inc. - Class B ..... 1,676,805
179,491 Celestica, Inc.(a) ............... 3,944,678
317,180 Centerra Gold, Inc. ............. 2,034,917
80,224 CES Energy Solutions Corp. ...... 170,955
132,435 Choice Properties Real Estate
Investment Trust REIT ...... 1,397,013
4,980 Computer Modelling Group Ltd. ... 27,191
6,527 Coveo Solutions, Inc.(a) .......... 58,704
83,510 Crescent Point Energy Corp. ...... 676,997
10,712 Crew Energy, Inc.(a) ............ 45,248
98,620 Descartes Systems Group, Inc. (The)(a) 7,679,539
72,500 Descartes Systems Group, Inc. (The)(a) 5,654,742
8,812 Docebo, Inc.(a) ................ 339,075
751,219 Dollarama, Inc. ................ 49,483,094
24,967 Enghouse Systems Ltd. .......... 565,362
21,700 Evertz Technologies Ltd. ......... 223,146
19,383 Exco Technologies Ltd. .......... 129,793
22,300 Finning International, Inc. ........ 768,108
64,415 FirstService Corp. .............. 10,089,321
157,172 H&R Real Estate Investment Trust
REIT ................... 1,226,482
131,285 Headwater Exploration, Inc. ...... 739,732
3,727 High Liner Foods, Inc. ........... 39,824
284,779 Hudbay Minerals, Inc. ........... 1,697,466
1,592,686 IAMGOLD Corp.(a) ............ 4,332,106
19,564 InPlay Oil Corp. ............... 40,058
110,083 Interfor Corp.(a) ............... 1,970,166
219,480 Killam Apartment Real Estate
Investment Trust REIT ...... 3,012,617
120,500 Kinaxis, Inc.(a) ................ 16,361,828
1,204,630 Kinross Gold Corp. ............. 5,999,057
411,025 Knight Therapeutics, Inc.(a) ....... 1,505,518
120,785 Laurentian Bank of Canada ....... 3,639,167
2,700 Leon's Furniture Ltd. ............ 45,476
709,800 Lightspeed Commerce, Inc.(a) ..... 12,471,896
30,037 Linamar Corp. ................ 1,743,018
11,050 Major Drilling Group International,
Inc.(a) ................... 79,692
226,067 Martinrea International, Inc. ...... 2,532,142
63,436 Medical Facilities Corp. .......... 411,313
403,200 MEG Energy Corp.(a) ........... 7,188,588
17,980 Methanex Corp. ............... 810,337

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
CANADA (continued)
45,415 Metro, Inc. ................... $ 2,444,244
2,087 Morguard Corp. ............... 162,478
70,566 Morguard North American Residential
Real Estate Investment Trust
REIT ................... 876,556
405,272 Mullen Group Ltd. ............. 4,874,390
23,170 North West Co., Inc. (The) ....... 564,029
76,930 Northland Power, Inc. ........... 1,488,253
2,467 NuVista Energy Ltd.(a) .......... 21,309
311,727 Pan American Silver Corp. ........ 5,261,952
24,350 Parkland Corp. ................ 664,955
222,987 Pason Systems, Inc. ............. 2,225,389
7,700 Pizza Pizza Royalty Corp. ......... 87,765
7,800 Primaris Real Estate Investment Trust
REIT ................... 78,908
28,415 Quebecor, Inc. - Class B ......... 695,587
455,000 RB Global, Inc. ................ 29,338,400
12,800 Reitmans Canada Ltd. - Class A(a) .. 30,480
99,890 Richelieu Hardware Ltd. ......... 3,334,591
125,210 RioCan Real Estate Investment Trust
REIT ................... 1,903,811
36,107 Russel Metals, Inc. .............. 1,062,687
106,305 Saputo, Inc. ................... 2,244,364
50,235 Shawcor Ltd.(a) ................ 765,725
84 SIR Royalty Income Fund - Units .. 1,015
253,274 Stelco Holdings, Inc. ............ 9,234,758
131,880 Stella-Jones, Inc. ............... 6,696,762
50,375 Teck Resources Ltd. - Class B ...... 2,237,870
2,500 TECSYS, Inc. ................. 51,625
41,875 TFI International, Inc. ........... 5,374,697
92,775 TMX Group Ltd. .............. 2,061,432
84,551 Torex Gold Resources, Inc.(a) ..... 1,186,208
68,305 Tourmaline Oil Corp. ........... 3,539,957
10,825 Transat AT, Inc.(a) .............. 39,568
140,110 Transcontinental, Inc. - Class A .... 1,390,847
142,270 Vermilion Energy, Inc. ........... 1,983,030
22,148 Victoria Gold Corp.(a) .......... 142,934
44,177 Wajax Corp. .................. 908,231
22,400 Westaim Corp. (The)(a) .......... 60,304
512,884 Western Forest Products, Inc. ...... 400,615
26,630 Westshore Terminals Investment Corp. 616,752
976,455 Whitecap Resources, Inc. ......... 7,797,422
231 Winpak Ltd. .................. 7,105
301,703,485
CHILE — 0.1%
2,950,192 Cencosud SA .................. 6,340,340
CHINA — 4.2%
5,415,716 3SBio, Inc.(c)(d) ............... 5,201,210
15,134,000 Agricultural Bank of China Ltd. - H
Shares ................... 5,491,700
1,914,439 Aisino Corp. - A Shares .......... 3,548,928
1,853,689 Alibaba Group Holding Ltd.(a) .... 23,174,381
Shares Value
CHINA (continued)
3,030,000 Angang Steel Co. Ltd. - H Shares ... $ 905,243
194,700 Autohome, Inc. - ADR .......... 6,224,559
3,196,200 Bank of Changsha Co. Ltd. - A Shares 3,675,746
2,261,239 Bank of Chengdu Co. Ltd. - A Shares 4,473,378
11,870,770 Bank of China Ltd. - H Shares ..... 4,398,893
6,712,000 Bank of Communications Co. Ltd. - H
Shares ................... 4,044,981
4,640,951 Bank of Jiangsu Co. Ltd. - A Shares . 4,687,960
2,881,900 Beibuwan Port Co. Ltd. - A Shares .. 3,310,258
1,020,100 Beibuwan Port Co. Ltd. - A Shares .. 1,171,864
6,712,800 Beijing Ultrapower Software Co. Ltd. -
A Shares ................. 9,739,176
4,926,600 Beijing Yanjing Brewery Co. Ltd. - A
Shares ................... 7,795,602
10,852,900 Beiqi Foton Motor Co. Ltd. - A
Shares(a) ................. 5,725,046
7,395,044 China Construction Bank Corp. - H
Shares ................... 4,295,420
7,769,000 China Galaxy Securities Co. Ltd. - H
Shares ................... 4,522,594
1,235,600 China National Medicines Corp. Ltd. -
A Shares ................. 5,753,772
6,863,000 China Railway Group Ltd. - H Shares 4,496,779
954,800 China Railway Tielong Container
Logistics Co. Ltd. - A Shares ... 837,667
6,828,944 China Railway Tielong Container
Logistics Co. Ltd. - A Shares ... 5,990,469
888,400 Chongqing Department Store Co. Ltd.
- A Shares ................ 4,424,848
5,845,600 Daqin Railway Co. Ltd. - A Shares .. 5,855,741
5,917,200 Dongfang Electric Corp. Ltd. - H
Shares ................... 7,890,713
4,636,000 Dongfeng Motor Group Co. Ltd. - H
Shares ................... 2,163,772
2,706,000 E-Commodities Holdings Ltd. ..... 433,715
3,961,274 FAW Jiefang Group Co. Ltd. - A
Shares(a) ................. 5,137,530
1,610,730 Fujian Star-net Communication Co.
Ltd. - A Shares ............. 4,757,193
4,675,100 Guangxi Liugong Machinery Co. Ltd.
- A Shares ................ 5,226,097
10,746,000 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 5,235,969
6,143,300 IRICO Display Devices Co. Ltd. - A
Shares(a) ................. 5,458,420
2,675,600 JD Logistics, Inc.(a)(c)(d) ........ 4,514,854
3,317,583 Jilin Sino-Microelectronics Co. Ltd. -
A Shares ................. 3,240,177
10,004,125 Kingdee International Software Group
Co. Ltd.(a) ............... 17,394,240
2,279,820 Li Ning Co. Ltd. ............... 13,739,315
2,651,400 Lufax Holding Ltd. - ADR ........ 4,719,492

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
CHINA (continued)
1,269,600 Maccura Biotechnology Co. Ltd. - A
Shares ................... $ 2,701,692
2,593,800 MLS Co. Ltd. - A Shares ......... 3,374,887
1,001,700 NSFOCUS Technologies Group Co.
Ltd. - A Shares ............. 1,691,549
6,130,000 ORG Technology Co. Ltd. - A Shares 4,048,016
12,079,000 People's Insurance Co. Group of China
Ltd. (The) - H Shares ........ 4,630,936
12,856,100 Rizhao Port Co. Ltd. - A Shares .... 5,630,470
1,779,500 Sany Heavy Industry Co. Ltd. - A
Shares ................... 4,419,123
13,414,050 Shandong Nanshan Aluminum Co.
Ltd. - A Shares ............. 6,080,576
890,400 Shanghai Kehua Bio-Engineering Co.
Ltd. - A Shares ............. 1,232,177
1,437,405 Shanghai Kehua Bio-Engineering Co.
Ltd. - A Shares ............. 1,988,910
2,436,100 Shanghai Mechanical and Electrical
Industry Co. Ltd. - A Shares ... 5,487,326
2,246,131 Shenzhen Hepalink Pharmaceutical
Group Co. Ltd. - A Shares .... 3,752,141
840,100 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 1,019,158
2,166,600 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 2,628,074
1,536,365 Sichuan Kelun Pharmaceutical Co.
Ltd. - A Shares ............. 5,936,874
7,990,500 Sinopec Engineering Group Co. Ltd. -
H Shares ................. 3,596,232
1,846,000 Sinopharm Group Co. Ltd. - H Shares 5,787,316
2,671,758 Tasly Pharmaceutical Group Co. Ltd. -
A Shares ................. 5,274,916
8,768,186 Tianjin Port Co. Ltd. - A Shares .... 5,827,670
2,315,467 Tongkun Group Co. Ltd. - A Shares(a) 4,836,578
2,144,767 Triangle Tyre Co. Ltd. - A Shares ... 4,906,697
553,636 Vipshop Holdings Ltd. - ADR(a) ... 10,424,966
295,192 Weibo Corp. - ADR ............ 4,649,274
4,087,200 Wuxi Taiji Industry Co. Ltd. - A
Shares(a) ................. 4,117,164
2,773,500 Xiamen King Long Motor Group Co.
Ltd. - A Shares(a) ........... 3,100,748
4,878,400 Xiaomi Corp. - B Shares(a)(c)(d) ... 7,681,436
2,045,674 Xuji Electric Co. Ltd. - A Shares .... 6,499,700
3,030,000 Yunnan Copper Co. Ltd. - A Shares . 5,129,414
1,566,600 Yusys Technologies Co. Ltd. - A Shares 3,684,390
3,391,440 Zai Lab Ltd.(a) ................ 10,719,332
8,448,000 Zoomlion Heavy Industry Science and
Technology Co. Ltd. - H Shares 4,603,726
355,119,170
COSTA RICA — 0.0%
42,074 Establishment Labs Holdings, Inc.(a) 3,029,749
Shares Value
DENMARK — 1.7%
621,885 ALK-Abello A/S(a) ............. $ 6,771,787
1,205,427 Ambu A/S - Class B(a) ........... 17,794,873
9,724 Better Collective A/S(a) .......... 223,553
43,156 Carlsberg A/S - Class B .......... 6,472,700
141,763 D/S Norden A/S ............... 7,107,603
35,352 DFDS A/S ................... 1,267,527
35,532 DSV A/S ..................... 7,114,369
186,445 FLSmidth & Co. A/S ............ 8,830,650
84,315 Genmab A/S(a) ................ 34,671,984
2,124,803 H Lundbeck A/S ............... 10,552,847
18,630 H Lundbeck A/S - Class A ........ 83,510
25,765 Invisio AB .................... 536,036
639,322 ISS A/S ...................... 12,918,693
17,780 Jyske Bank A/S(a) .............. 1,345,817
142,794 Matas A/S .................... 2,098,486
22,271 Nilfisk Holding A/S(a) ........... 420,617
35,890 NKT A/S(a) .................. 2,053,611
27,828 NTG Nordic Transport Group A/S(a) 1,736,838
6,113 Per Aarsleff Holding A/S ......... 290,434
68,744 Royal Unibrew A/S ............. 5,949,956
98 Solar A/S - Class B .............. 7,331
103,577 Spar Nord Bank A/S ............ 1,647,475
3,058 Sparekassen Sjaelland-Fyn A/S ..... 82,119
31,250 Sydbank A/S .................. 1,499,469
45,870 Topdanmark A/S ............... 2,080,508
158,359 Tryg A/S ..................... 3,128,673
220,238 Vestas Wind Systems A/S(a) ....... 5,902,563
63,273 Zealand Pharma A/S(a) .......... 2,199,534
144,789,563
FINLAND — 0.5%
4,400 Aspo Oyj .................... 33,236
64,067 Cargotec Oyj - Class B ........... 3,058,577
443,645 Citycon Oyj .................. 2,753,562
446,452 Finnair Oyj(a) ................. 276,608
124 Fiskars Oyj Abp ................ 2,211
38,322 F-Secure Oyj .................. 94,383
63,205 Konecranes Oyj ................ 2,296,078
247,810 Metsa Board Oyj - Class B ........ 1,998,546
2,233,161 Metso Oyj .................... 25,351,597
529 Olvi Oyj - Class A .............. 16,838
12,419 Oriola Oyj - Class A ............ 16,181
20,218 Oriola Oyj - Class B ............ 24,631
63,595 Orion Oyj - Class B ............. 2,443,099
681,674 Outokumpu Oyj ............... 3,528,649
42,103 Puuilo Oyj ................... 344,183
72,175 Revenio Group Oyj ............. 2,553,689
3,220 Titanium Oyj(c) ............... 57,000
5,907 Vaisala Oyj - Class A ............ 239,331
45,088,399
FRANCE — 1.3%
7,362 ABC arbitrage ................. 48,081
1,546,216 Air France-KLM(a) ............. 2,669,951

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
FRANCE (continued)
12,529 Alten SA ..................... $ 1,804,608
14,525 Amundi SA(c)(d) ............... 891,139
757 Assystem SA .................. 38,037
3,607 Aubay ....................... 169,344
27,620 Beneteau SA .................. 451,271
369 Boiron SA .................... 20,407
87,700 Carmila SA REIT .............. 1,421,321
80,124 Catana Group ................. 649,270
413,595 Cellectis SA(a) ................. 882,665
146,205 Cellectis SA - ADR(a) ........... 304,106
58,343 Cie des Alpes .................. 858,302
166,048 Coface SA .................... 2,431,829
57,020 Covivio SA REIT .............. 2,754,752
4,400 Dassault Aviation SA ............ 854,839
79,495 Edenred ..................... 5,163,873
3,795 Ekinops SAS(a) ................ 33,381
21,361 Elis SA ...................... 441,310
10,600 Eramet SA .................... 891,585
12,668 Etablissements Maurel et Prom SA .. 59,725
56,025 Eurazeo SE ................... 3,418,772
59 Eurobio Scientific SA(a) .......... 952
436 Exclusive Networks SA .......... 9,300
5 Fnac Darty SA ................. 174
54,837 Gaztransport Et Technigaz SA ..... 6,686,525
39,135 Gecina SA REIT ............... 4,231,896
23,168 Genfit SA(a) .................. 84,826
124 Groupe Guillin ................ 3,886
5,312 Guerbet ..................... 124,696
18,441 Interparfums SA ............... 1,330,098
31,510 Ipsen SA ..................... 3,970,345
65,695 IPSOS ...................... 3,283,651
4,099 Jacquet Metals SACA ............ 81,754
101,065 Klepierre SA REIT ............. 2,683,571
348,961 Lectra ....................... 11,107,612
1,152 Mersen SA ................... 54,211
5 Neurones .................... 208
25,645 Nexans SA ................... 2,275,472
1,471 Peugeot Invest ................. 173,381
3,536 Quadient SA .................. 78,729
13,902 Remy Cointreau SA ............. 2,386,792
154 ReWorld Media SA(a) ........... 671
627,896 Rexel SA ..................... 15,132,947
106,760 Rubis SCA ................... 2,631,718
2,652 Seche Environnement SA ......... 339,408
57,524 Societe BIC SA ................ 3,516,569
3,875 Societe pour l'Informatique
Industrielle ............... 226,662
11,857 Sopra Steria Group SACA ........ 2,577,370
160,328 SPIE SA ..................... 4,808,936
972 Stef SA ...................... 117,772
160,608 Technip Energies NV ............ 3,660,680
28,464 Television Francaise 1 ........... 232,843
712 TFF Group ................... 34,289
Shares Value
FRANCE (continued)
214,977 Ubisoft Entertainment SA(a) ...... $ 7,232,837
28,985 Veolia Environnement SA ........ 943,323
77,560 Verallia SA(c)(d) ............... 3,438,378
795 Vetoquinol SA ................. 80,680
1,095 Vicat SA ..................... 37,202
375 Virbac SA .................... 115,447
4,559 Wavestone .................... 270,681
110,225,060
GERMANY — 1.9%
12,834 3U Holding AG ............... 36,124
600,209 AIXTRON SE ................ 23,810,267
1,088 Amadeus Fire AG .............. 129,196
8,474 Aurubis AG ................... 796,990
1,528 Basler AG .................... 25,066
576 Bijou Brigitte AG .............. 29,069
57,585 Bilfinger SE ................... 2,085,587
9,946 BioNTech SE - ADR(a) .......... 1,082,821
35,261 Carl Zeiss Meditec AG ........... 4,084,364
38,996 CECONOMY AG(a) ........... 116,880
3,102 Cewe Stiftung & Co. KGAA ...... 320,601
2,353 Cliq Digital AG ................ 64,031
31,140 CTS Eventim AG & Co. KGaA .... 2,124,495
68,905 Deutz AG .................... 379,184
10,791 Draegerwerk AG & Co. KGaA -
Preference Shares ........... 542,217
292,374 Duerr AG .................... 9,123,183
448 Ecotel Communication AG ....... 9,408
5,830 Elmos Semiconductor SE ......... 519,217
3,477 ElringKlinger AG .............. 29,781
45,900 Ernst Russ AG ................. 258,391
176,004 EuroEyes International Eye Clinic Ltd. 110,582
24,187 Fielmann Group AG ............ 1,242,985
95,356 Freenet AG ................... 2,361,085
49,440 FUCHS SE - Preference Shares .... 2,043,909
179,615 Gerresheimer AG .............. 21,269,317
481 Gesco SE .................... 12,005
12,091 GFT Technologies SE ........... 350,697
22,730 Hamborner REIT AG ........... 164,445
307,491 Hamburger Hafen und Logistik AG . 4,043,513
28,056 Hannover Rueck SE ............ 5,989,056
272,218 Heidelberger Druckmaschinen AG(a) 433,691
26,937 HOCHTIEF AG .............. 2,652,223
8,967 Hornbach Holding AG & Co. KGaA 725,145
200,117 HUGO BOSS AG ............. 16,172,105
107,420 Immatics NV(a) ............... 1,279,372
5,165 Indus Holding AG .............. 138,282
15,203 Jenoptik AG .................. 491,442
26,885 K+S AG ..................... 512,128
35,182 Kloeckner & Co. SE ............ 328,802
2,900 Knaus Tabbert AG .............. 190,994
11,686 Koenig & Bauer AG(a) .......... 224,339
30,446 Krones AG ................... 3,668,901

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
GERMANY (continued)
176 KSB SE & Co. KGaA - Preference
Shares ................... $ 111,463
2,164 KWS Saat SE & Co. KGaA ....... 136,335
1,853 Mutares SE & Co. KGaA ......... 44,720
1,876 New Work SE ................. 220,705
99 Paul Hartmann AG ............. 23,294
308,560 ProSiebenSat.1 Media SE ......... 3,070,997
92,356 SAF-Holland SE ............... 1,319,075
184,481 Salzgitter AG .................. 6,389,361
11,752 Schaeffler AG - Preference Shares ... 74,944
57,380 Scout24 SE(c)(d) ............... 3,796,715
93,168 SGL Carbon SE(a) ............. 778,531
21,524 Stabilus SE ................... 1,227,063
281 STO SE & Co. KGaA - Preference
Shares ................... 46,406
7,582 Stroeer SE & Co. KGaA ......... 366,969
218,278 Suedzucker AG ................ 3,779,947
9,728 SUESS MicroTec SE ............ 242,798
87,039 Symrise AG ................... 9,510,605
1,479,560 thyssenkrupp AG ............... 11,761,592
30,155 VERBIO Vereinigte BioEnergie AG . 1,468,785
672 Villeroy & Boch AG - Preference
Shares ................... 14,038
31,475 Vitesco Technologies Group AG(a) .. 2,690,676
69,286 Wacker Neuson SE ............. 1,797,847
5,453 Washtec AG .................. 209,845
159,054,601
GREECE — 0.4%
4,719,298 Alpha Services and Holdings SA(a) .. 8,486,394
4,631,994 Eurobank Ergasias Services and
Holdings SA(a) ............ 8,084,943
1,460,902 National Bank of Greece SA(a) ..... 10,055,198
1,710,416 Piraeus Financial Holdings SA(a) ... 6,461,750
33,088,285
HONG KONG — 0.6%
330,000 Analogue Holdings Ltd. .......... 60,085
98,000 APT Satellite Holdings Ltd. ....... 29,530
1,463,400 ASMPT Ltd. .................. 14,232,634
731,920 Bank of East Asia Ltd. (The) ...... 1,122,436
536,000 Bright Smart Securities &
Commodities Group Ltd. ..... 129,208
66,035 Build King Holdings Ltd. ........ 8,721
20,000 Cafe de Coral Holdings Ltd. ...... 26,209
619 Chow Sang Sang Holdings
International Ltd. .......... 721
1,010,445 Chow Tai Fook Jewellery Group Ltd. 1,754,276
116,000 Comba Telecom Systems Holdings
Ltd. ..................... 19,485
3,006,710 COSCO SHIPPING Ports Ltd. .... 1,896,808
365,200 Dah Sing Banking Group Ltd. ..... 273,470
2,756,045 Emperor Watch & Jewellery Ltd. ... 69,264
13,837 FSE Lifestyle Services Ltd. ........ 10,752
Shares Value
HONG KONG (continued)
48,000 Great Eagle Holdings Ltd. ........ $ 89,366
97,415 HKR International Ltd. .......... 24,357
525,800 Hutchison Port Holdings Trust - U
Shares- Units .............. 97,273
431,247 International Housewares Retail Co.
Ltd. ..................... 145,981
205,918 Jacobson Pharma Corp. Ltd.(c) .... 25,611
158,591 Jinhui Shipping & Transportation Ltd. 107,970
1,756,598 Johnson Electric Holdings Ltd. .... 2,419,042
107,031 Kerry Logistics Network Ltd. ...... 131,749
122,000 LH GROUP Ltd.(c) ............ 17,051
467,374 Luk Fook Holdings International Ltd. 1,231,524
5,724,000 Nine Dragons Paper Holdings Ltd. .. 3,750,483
44,788 Oriental Watch Holdings ......... 25,728
19,595,425 Pacific Basin Shipping Ltd. ....... 6,356,848
1,237,876 PC Partner Group Ltd. .......... 615,851
5,553,880 PCCW Ltd. .................. 2,834,303
83,000 Perfect Medical Health Management
Ltd. ..................... 46,295
951,043 Prosperity REIT ............... 206,088
1,336,000 Shun Tak Holdings Ltd.(a) ........ 222,698
1,762,000 Singamas Container Holdings Ltd. .. 151,373
358,000 SITC International Holdings Co. Ltd. 780,367
200,000 SOCAM Development Ltd.(a) ..... 28,209
273,500 Stella International Holdings Ltd. ... 268,278
9,538,388 Sun Art Retail Group Ltd. ........ 2,910,842
74,500 Swire Pacific Ltd. - A Shares ....... 620,443
1,156,177 Tai Hing Group Holdings Ltd.(c) ... 142,319
1,397 Tang Palace China Holdings Ltd. ... 93
40,656 Tsit Wing International Holdings Ltd. 4,118
6,838,000 United Laboratories International
Holdings Ltd. (The) ......... 5,462,404
35,200 Valuetronics Holdings Ltd. ....... 14,559
902,737 VSTECS Holdings Ltd. .......... 457,220
123,000 VTech Holdings Ltd. ............ 765,704
123,676 Wai Kee Holdings Ltd.(a) ........ 23,787
811,500 WH Group Ltd.(c)(d) ........... 439,104
910,000 Xinyi Glass Holdings Ltd. ........ 1,502,879
51,553,516
ICELAND — 0.1%
1,085,974 Ossur HF(a) .................. 5,071,425
INDIA — 0.9%
6,840,431 Bank of Baroda ................ 16,816,488
212,712 IndiaMart InterMesh Ltd.(c)(d) .... 8,049,299
9,752,652 Indian Oil Corp. Ltd. ........... 11,116,414
455,188 Lupin Ltd. ................... 5,453,761
716,765 PB Fintech Ltd.(a) .............. 6,375,166
714,580 Sun TV Network Ltd. ........... 4,705,440
5,793,774 TV18 Broadcast Ltd.(a) .......... 2,852,905
228,990 WNS Holdings Ltd. - ADR(a) ..... 15,825,499

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
INDIA (continued)
1,197,601 Zee Entertainment Enterprises Ltd. . $ 3,528,790
74,723,762
INDONESIA — 0.0%
35,325,900 Perusahaan Gas Negara Tbk PT .... 3,197,603
IRELAND — 0.1%
286,519 Alkermes Plc(a) ................ 8,389,277
73,324 Cairn Homes Plc ............... 89,301
50,166 COSMO Pharmaceuticals NV ..... 2,577,188
13,888 Grafton Group Plc - Units, CDI ... 156,113
11,211,879
ISRAEL — 2.4%
32 Afcon Holdings Ltd.(a) .......... 819
40,621 Altshuler Shaham Penn Ltd. ....... 76,963
6,934 Arad Ltd. .................... 109,084
115,128 B Communications Ltd.(a) ....... 379,830
246,330 Bank Leumi Le-Israel BM ........ 1,967,746
605,180 Bezeq The Israeli Telecommunication
Corp. Ltd. ................ 801,606
22,998 Carasso Motors Ltd. ............ 104,649
196,182 CyberArk Software Ltd.(a) ........ 32,568,174
3,591 Danya Cebus Ltd. .............. 91,810
543,734 El Al Israel Airlines(a) ........... 712,674
38,622 FIBI Holdings Ltd. ............. 1,720,665
110,775 First International Bank of Israel Ltd.
(The) .................... 4,685,111
252,499 Fiverr International Ltd.(a) ........ 7,610,320
779 FMS Enterprises Migun Ltd. ...... 24,620
19,376 Formula Systems 1985 Ltd. ....... 1,406,567
9,501 Israel Corp. Ltd. ............... 2,958,847
5,648,868 Isramco Negev 2 LP ............. 2,281,579
355,807 JFrog Ltd.(a) .................. 10,948,181
607,029 Kornit Digital Ltd.(a) ........... 19,236,749
1,954 Levinstein Properties Ltd. ........ 40,710
37,164 Max Stock Ltd. ................ 81,694
190,170 Mivne Real Estate KD Ltd. ....... 501,565
35,292 Monday.com Ltd.(a) ............ 6,380,088
9,449 Naphtha Israel Petroleum Corp. Ltd. 46,723
10,997 Next Vision Stabilized Systems Ltd. . 60,479
367,904 Nice Ltd. - ADR(a) ............. 80,147,886
13,431,116 Oil Refineries Ltd. .............. 4,292,375
24,234 One Software Technologies Ltd. .... 321,657
272,059 Plus500 Ltd. .................. 5,258,153
398,989 Radware Ltd.(a) ................ 7,497,003
46,566 Rami Levy Chain Stores Hashikma
Marketing 2006 Ltd. ........ 2,811,704
25,347 Retailors Ltd. ................. 548,215
73,186 Sella Capital Real Estate Ltd. REIT . 152,397
933,634 Tel Aviv Stock Exchange Ltd.(a) .... 4,977,147
988 Telsys Ltd. .................... 66,778
200,870,568
Shares Value
ITALY — 1.3%
4,779,470 A2A SpA ..................... $ 9,120,100
1,490 ACEA SpA ................... 18,250
215,355 Anima Holding SpA(c)(d) ........ 830,161
167,366 Arnoldo Mondadori Editore SpA ... 394,721
28,637 Azimut Holding SpA ............ 676,327
145,193 Banca IFIS SpA ................ 2,563,814
237,353 Banca Mediolanum SpA ......... 2,306,971
283,780 BFF Bank SpA(c)(d) ............ 3,201,285
92,505 Biesse SpA .................... 1,245,938
475,725 BPER Banca .................. 1,646,069
19,443 Brunello Cucinelli SpA .......... 1,645,005
313,994 Buzzi SpA .................... 8,920,909
274,097 Cairo Communication SpA ....... 525,589
856 Cembre SpA .................. 30,494
41,223 Cementir Holding NV .......... 388,886
81,835 Credito Emiliano SpA ........... 700,026
6,429 Danieli & C Officine Meccaniche SpA 159,045
49,191 Danieli & C Officine Meccaniche SpA
- RSP ................... 945,415
72,909 Datalogic SpA ................. 541,905
709,713 Davide Campari-Milano NV ...... 9,543,429
3,648 De' Longhi SpA ............... 92,654
42,430 Digital Bros SpA ............... 656,391
511,758 Ermenegildo Zegna NV .......... 8,121,599
3,563 Fine Foods & Pharmaceuticals NTM 31,497
90,906 Geox SpA(a) .................. 82,560
7,441 GPI SpA ..................... 89,504
458,278 Hera SpA .................... 1,422,948
149,787 IMMSI SpA .................. 79,216
89,900 Intercos SpA .................. 1,567,682
193,769 Iren SpA ..................... 392,223
10,572 Italian Sea Group SpA (The) ...... 88,342
767,106 Iveco Group NV(a) ............. 7,275,453
1,293,075 Leonardo SpA ................. 17,508,678
3,455 LU-VE SpA ................... 111,874
609,620 Maire Tecnimont SpA ........... 2,504,156
138,246 MFE-MediaForEurope NV - Class A 73,173
48,370 Moncler SpA .................. 3,495,175
441 Orsero SpA ................... 6,216
2,566 Pharmanutra SpA .............. 163,918
336,218 Piaggio & C SpA ............... 1,321,946
158,781 Rizzoli Corriere Della Sera
Mediagroup SpA ........... 125,697
3,250 Salcef Group SpA .............. 84,153
172,985 Salvatore Ferragamo SpA ......... 2,816,818
31,494 Sanlorenzo SpA ................ 1,222,356
2,070,929 Saras SpA .................... 2,958,944
8,174 SIT SpA(a) ................... 32,175
47,025 Sogefi SpA(a) .................. 67,422
20,648 SOL SpA .................... 582,318
167,450 Stevanato Group SpA ........... 5,229,463
6,995 TXT e-solutions SpA ............ 167,664
681,866 Unipol Gruppo SpA ............ 3,798,039

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
ITALY (continued)
43,492 Zignago Vetro SpA ............. $ 779,457
108,354,050
JAPAN — 7.9%
32,700 77 Bank Ltd. (The) ............. 695,305
4,500 A&A Material Corp. ............ 36,502
32,900 A&D HOLON Holdings Co. Ltd. .. 434,535
17,800 AB&Company Co. Ltd. ......... 145,513
61,730 ABC-Mart, Inc. ................ 3,414,426
2,000 ABHotel Co. Ltd. .............. 43,159
4,400 Abist Co. Ltd. ................. 103,146
3,300 Access Co. Ltd.(a) .............. 21,062
34,100 Acom Co. Ltd. ................ 83,725
60,000 Adastria Co. Ltd. ............... 1,221,383
48,400 ADEKA Corp. ................ 978,955
8,900 Ad-sol Nissin Corp. ............. 104,474
22,800 Advanced Media, Inc. ........... 283,668
4,760 Advantest Corp. ............... 653,281
28,200 Adways, Inc. .................. 133,007
22,200 Aeon Delight Co. Ltd. ........... 459,402
320,900 AEON Financial Service Co. Ltd. ... 2,878,209
990 AEON REIT Investment Corp. .... 1,041,739
52,900 Ai Holdings Corp. .............. 832,181
7,400 Aichi Corp. ................... 46,658
1,400 Aichi Tokei Denki Co. Ltd. ....... 15,509
26,900 Aiming, Inc. .................. 78,848
6,600 Aiphone Co. Ltd. .............. 116,074
61,200 Airtrip Corp. .................. 1,113,314
100,600 Aisan Industry Co. Ltd. .......... 830,879
9,500 AIT Corp. .................... 124,338
57,000 Akatsuki, Inc. ................. 846,596
152,000 Alfresa Holdings Corp. .......... 2,424,265
8,800 Alpha Systems, Inc. ............. 210,930
12,300 AlphaPolis Co. Ltd.(a) ........... 241,478
3,400 Alps Logistics Co. Ltd. ........... 37,569
111,892 Altech Corp. .................. 2,221,874
15,600 Amano Corp. ................. 353,965
1,000 Amiyaki Tei Co. Ltd. ............ 23,829
1,800 Anabuki Kosan, Inc. ............ 27,532
57,100 Anest Iwata Corp. .............. 470,398
44,600 Anicom Holdings, Inc. .......... 198,132
80,200 Anritsu Corp. ................. 630,821
2,900 AOI Electronics Co. Ltd. ......... 36,733
51,200 AOKI Holdings, Inc. ............ 330,741
98,200 ARE Holdings, Inc. ............. 1,317,018
32,300 Arealink Co. Ltd. ............... 616,644
7,600 Arisawa Manufacturing Co. Ltd. ... 58,069
30,200 Artiza Networks, Inc. ............ 200,180
12,600 Artner Co. Ltd. ................ 161,901
40,700 As One Corp. ................. 1,616,099
208,800 Asahi Diamond Industrial Co. Ltd. . 1,319,447
21,300 Asahi Net, Inc. ................ 98,366
15,300 ASAHI YUKIZAI CORP. ........ 473,739
Shares Value
JAPAN (continued)
34,200 Asia Pile Holdings Corp. ......... $ 152,171
7,600 ASKA Pharmaceutical Holdings Co.
Ltd. ..................... 83,337
198,270 ASKUL Corp. ................. 2,763,641
21,304 Ateam, Inc. ................... 103,027
44,900 Atrae, Inc.(a) .................. 251,855
6,600 Aucnet, Inc. .................. 82,949
1,000 Aval Data Corp. ............... 30,998
74,096 Avant Group Corp. ............. 786,975
84,900 Avex, Inc. .................... 895,160
2,300 Awa Bank Ltd. (The) ............ 34,743
11,200 Axell Corp. ................... 126,907
11,500 Axial Retailing, Inc. ............. 306,769
591,000 Azbil Corp. ................... 18,610,902
35,200 Bando Chemical Industries Ltd. .... 361,241
1,100 Bank of Saga Ltd. (The) .......... 14,103
391,139 BASE, Inc.(a) ................. 673,595
8,600 baudroie, Inc.(a) ............... 387,488
8,400 Bewith, Inc. .................. 147,021
339,700 BIPROGY, Inc. ................ 8,323,862
78,300 BML, Inc. .................... 1,653,896
1,100 Boutiques, Inc.(a) .............. 22,748
286,400 Bunka Shutter Co. Ltd. .......... 2,218,485
5,800 Business Brain Showa-Ota, Inc. .... 92,138
6,000 Business Engineering Corp. ....... 128,211
1,700 Canare Electric Co. Ltd. ......... 17,160
1,900 Canon Marketing Japan, Inc. ...... 49,762
4,700 Career Design Center Co. Ltd. ..... 58,608
478,500 Carenet, Inc. .................. 3,141,454
10,200 Carlit Holdings Co. Ltd. ......... 59,437
13,500 Casio Computer Co. Ltd. ........ 115,200
10,700 Celm, Inc. .................... 94,992
3,300 Central Automotive Products Ltd. .. 82,926
35,200 Central Glass Co. Ltd. ........... 763,308
22,352 Central Security Patrols Co. Ltd. ... 459,719
142,900 Chiba Kogyo Bank Ltd. (The) ..... 671,986
5,700 Chino Corp. .................. 91,110
101,900 Chiyoda Corp.(a) .............. 247,113
2,500 Chiyoda Integre Co. Ltd. ......... 43,124
1,900 Chugai Ro Co. Ltd. ............. 27,445
5,000 Chuo Warehouse Co. Ltd. ........ 39,117
950,380 CKD Corp. ................... 14,416,195
5,200 Cleanup Corp. ................ 27,048
26,000 CMIC Holdings Co. Ltd. ........ 359,667
155,500 COLOPL, Inc. ................ 726,865
320 Comforia Residential REIT, Inc. ... 765,895
219,600 Computer Engineering & Consulting
Ltd. ..................... 2,644,184
20,300 Comture Corp. ................ 288,237
11,800 Copro-Holdings Co. Ltd. ........ 178,329
1,800 Core Corp. ................... 21,914
21,000 Cosel Co. Ltd. ................. 180,825
217,535 Credit Saison Co. Ltd. ........... 3,471,019

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
JAPAN (continued)
43,800 Creek & River Co. Ltd. .......... $ 622,526
63,000 Cresco Ltd. ................... 917,555
4,600 CTI Engineering Co. Ltd. ........ 114,139
19,400 CTS Co. Ltd. ................. 102,683
2,800 Cube System, Inc. .............. 23,795
10,500 Cyber Security Cloud, Inc.(a) ...... 204,811
18,400 Cybernet Systems Co. Ltd. ........ 104,504
37,500 Cybozu, Inc. .................. 587,021
9,300 Dai-Dan Co. Ltd. .............. 194,479
9,700 Daihatsu Diesel Manufacturing Co.
Ltd. ..................... 52,501
29,300 Daihen Corp. ................. 1,128,626
5,900 Dai-Ichi Cutter Kogyo KK ........ 59,720
1,700 Daiichi Jitsugyo Co. Ltd. ......... 64,049
16,100 Daiichikosho Co. Ltd. ........... 324,739
58,600 Daiken Medical Co. Ltd. ......... 214,604
188,559 Daikokutenbussan Co. Ltd. ....... 7,992,203
5,900 Daiseki Eco. Solution Co. Ltd. ..... 53,167
14,100 Daisue Construction Co. Ltd. ..... 138,458
35,100 Daito Pharmaceutical Co. Ltd. ..... 577,331
38,500 Daitron Co. Ltd. ............... 848,399
475 Daiwa House REIT Investment Corp. 934,875
5,200 Daiwa Industries Ltd. ........... 52,853
42,400 Daiwabo Holdings Co. Ltd. ....... 819,895
226,900 Dear Life Co. Ltd. .............. 1,408,306
43,300 DeNA Co. Ltd. ................ 530,198
24,500 Denka Co. Ltd. ................ 483,146
3,100 Densan System Holdings Co. Ltd. .. 71,472
39,700 Dentsu Group, Inc. ............. 1,326,077
6,300 Denyo Co. Ltd. ................ 96,627
6,500 Digital Arts, Inc. ............... 256,774
38,900 Digital Garage, Inc. ............. 1,130,647
24,200 Digital Holdings, Inc. ........... 181,842
9,200 dip Corp. .................... 231,835
23,810 Disco Corp. .................. 4,458,570
97,800 DMG Mori Co. Ltd. ............ 1,659,159
117,700 Doshisha Co. Ltd. .............. 1,938,432
15,500 Double Standard, Inc. ........... 258,215
19,800 Dowa Holdings Co. Ltd. ......... 638,544
58,000 Duskin Co. Ltd. ............... 1,308,684
6,700 Ebase Co. Ltd. ................. 34,050
23,100 E-Guardian, Inc. ............... 334,813
16,400 Ehime Bank Ltd. (The) .......... 101,560
140,900 Eiken Chemical Co. Ltd. ......... 1,494,521
18,900 Eizo Corp. ................... 670,896
136,100 Elecom Co. Ltd. ............... 1,463,698
8,000 Elematec Corp. ................ 100,320
301,050 en Japan, Inc. ................. 5,939,953
2,900 Endo Lighting Corp. ............ 26,214
4,200 Enplas Corp. .................. 179,496
3,500 Entrust, Inc. .................. 24,725
5,300 ERI Holdings Co. Ltd. .......... 74,732
4,300 eSOL Co. Ltd. ................ 25,087
Shares Value
JAPAN (continued)
10,700 Exedy Corp. .................. $ 186,976
100,900 EXEO Group, Inc. ............. 2,096,158
200 Fabrica Communications Co. Ltd. .. 3,974
7,800 FALCO HOLDINGS Co. Ltd. .... 102,966
331,500 FAN Communications, Inc. ....... 953,035
24,500 FCC Co. Ltd. ................. 320,662
58,905 Ferrotec Holdings Corp. ......... 1,422,266
61,800 Financial Partners Group Co. Ltd. .. 595,563
14,100 FJ Next Holdings Co. Ltd. ........ 103,174
26,600 Forum Engineering, Inc. ......... 240,450
6,100 Foster Electric Co. Ltd. .......... 38,761
5,000 FP Partner, Inc.(a) .............. 143,922
114,427 Freee KK(a) ................... 2,517,531
470 Frontier Real Estate Investment Corp.
REIT ................... 1,560,995
24,200 Fudo Tetra Corp. ............... 321,499
31,400 Fuji Corp. .................... 573,748
24,500 Fuji Corp. .................... 300,858
18,725 Fuji Pharma Co. Ltd. ............ 153,733
6,900 Fuji Seal International, Inc. ....... 77,165
33,800 Fuji Soft, Inc. ................. 1,124,964
91,500 Fujimi, Inc. ................... 2,215,707
6,200 Fujimori Kogyo Co. Ltd. ......... 155,583
30,300 Fujisash Co. Ltd. ............... 19,381
225,900 Fujitec Co. Ltd. ................ 5,798,944
7,400 Fukuda Denshi Co. Ltd. ......... 234,590
74,753 Fukui Computer Holdings, Inc. .... 1,377,202
8,700 Fukuyama Transporting Co. Ltd. ... 245,531
145,200 FULLCAST Holdings Co. Ltd. .... 2,345,409
4,600 Funai Soken Holdings, Inc. ....... 85,200
33,200 Furukawa Electric Co. Ltd. ....... 636,276
98,800 Furuno Electric Co. Ltd. ......... 895,877
95,483 Furyu Corp. .................. 989,965
1,400 Fuso Pharmaceutical Industries Ltd. . 20,292
75,100 Futaba Industrial Co. Ltd. ........ 329,930
122,800 Future Corp. .................. 1,337,063
9,900 Fuyo General Lease Co. Ltd. ...... 816,272
10,800 G-7 Holdings, Inc. ............. 94,893
51,100 Gakken Holdings Co. Ltd. ........ 320,037
38,400 Gakujo Co. Ltd. ............... 526,072
12,200 Gecoss Corp. .................. 80,353
1,000 Genki Sushi Co. Ltd. ............ 32,264
8,400 Gift Holdings, Inc. ............. 132,910
92,200 Glory Ltd. .................... 1,893,708
66,600 GMO Financial Gate, Inc. ........ 5,510,013
2,800 GMO GlobalSign Holdings KK .... 59,832
23,997 Goldcrest Co. Ltd. .............. 325,549
3,300 Goldwin, Inc. ................. 270,699
21,400 Grandy House Corp. ............ 91,307
145,000 Gree, Inc. .................... 640,073
2,600 Greens Co. Ltd. ................ 27,213
370,980 GungHo Online Entertainment, Inc. 7,274,092
32,300 Gunze Ltd. ................... 1,014,874

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
JAPAN (continued)
144,100 H.U. Group Holdings, Inc. ....... $ 2,844,219
8,600 Hagihara Industries, Inc. ......... 93,215
8,600 Hamakyorex Co. Ltd. ........... 237,268
73,085 Hamamatsu Photonics KK ........ 3,516,957
48,100 Hanwa Co. Ltd. ............... 1,641,482
29,100 Happinet Corp. ................ 457,574
10,200 Hard Off Corp. Co. Ltd. ......... 109,266
10,300 Hazama Ando Corp. ............ 82,319
49,800 Heiwa Corp. .................. 842,923
21,000 Hennge KK(a) ................. 130,341
13,200 Hioki EE Corp. ................ 753,411
78,300 Hisamitsu Pharmaceutical Co., Inc. . 2,499,832
17,411 Hito Communications Holdings, Inc. 189,328
32,800 Hochiki Corp. ................. 415,922
1,200 Hodogaya Chemical Co. Ltd. ...... 28,932
16,300 Hogy Medical Co. Ltd. .......... 356,901
4,800 Hokkaido Gas Co. Ltd. .......... 81,988
4,500 H-One Co. Ltd. ............... 26,444
3,000 Hoosiers Holdings Co. Ltd. ....... 22,289
62,100 Horiba Ltd. ................... 3,658,385
7,900 Hosokawa Micron Corp. ......... 196,021
18,600 Hotland Co. Ltd. .............. 222,653
23,700 Hyakujushi Bank Ltd. (The) ....... 356,337
45,200 Ichikoh Industries Ltd. .......... 169,979
2,200 ID Holdings Corp. ............. 20,830
19,500 Idec Corp. .................... 413,946
47,115 Idemitsu Kosan Co. Ltd. ......... 993,533
23,300 IHI Corp. .................... 571,916
5,900 IJTT Co. Ltd. ................. 25,173
13,900 I'll, Inc. ...................... 253,544
27,100 IMAGICA GROUP, Inc. ......... 121,342
1,856,611 Infomart Corp. ................ 5,520,307
39,700 Information Services International-
Dentsu Ltd. ............... 1,406,446
64,600 INFRONEER Holdings, Inc. ...... 628,223
106,045 Inpex Corp. ................... 1,365,954
2,100 Integrated Design & Engineering
Holdings Co. Ltd. .......... 50,409
6,100 Intelligent Wave, Inc. ............ 35,117
383,800 Internet Initiative Japan, Inc. ...... 7,132,936
40,500 I-PEX, Inc. ................... 379,763
18,000 IR Japan Holdings Ltd. .......... 208,765
4,100 Iriso Electronics Co. Ltd. ......... 113,693
17,000 ISB Corp. .................... 188,325
142,530 Isuzu Motors Ltd. .............. 1,845,431
75,500 Itfor, Inc. .................... 583,770
16,700 ITmedia, Inc. .................. 161,407
85,400 Itochu Techno-Solutions Corp. .... 2,162,238
600 Itochu-Shokuhin Co. Ltd. ........ 22,859
95,600 Itoki Corp. ................... 790,255
5,700 Iwaki Co. Ltd. ................. 58,096
64,000 Izumi Co. Ltd. ................ 1,610,516
92,800 JAC Recruitment Co. Ltd. ........ 1,840,149
Shares Value
JAPAN (continued)
158,760 JAFCO Group Co. Ltd. .......... $ 2,072,869
134,400 Japan Aviation Electronics Industry
Ltd. ..................... 2,725,505
11,600 Japan Best Rescue System Co. Ltd. .. 63,681
11,000 Japan Electronic Materials Corp. ... 136,703
1,060 Japan Excellent, Inc. REIT ........ 982,772
143,100 Japan Lifeline Co. Ltd. ........... 1,001,846
13,800 Japan Medical Dynamic Marketing,
Inc. ..................... 95,159
1,490 Japan Metropolitan Fund Invest REIT 1,021,158
72,000 Japan Post Insurance Co. Ltd. ..... 1,163,266
5,900 Japan Pulp & Paper Co. Ltd. ...... 191,600
48,400 Japan System Techniques Co. Ltd. .. 832,494
14,500 Japan Transcity Corp. ........... 65,128
42,091 JBCC Holdings, Inc. ............ 766,582
39,400 JCR Pharmaceuticals Co. Ltd. ..... 373,880
143,900 Jeol Ltd. ..................... 4,923,946
53,800 JINUSHI Co. Ltd. ............. 720,787
3,200 JK Holdings Co. Ltd. ........... 22,808
9,100 Joyful Honda Co. Ltd. ........... 105,287
12,900 JSB Co. Ltd. .................. 483,302
5,400 J-Stream, Inc. ................. 20,117
59,500 JTEKT Corp. ................. 559,806
73,800 Justsystems Corp. .............. 2,097,826
58,400 JVCKenwood Corp. ............ 192,525
3,800 K&O Energy Group, Inc. ........ 63,037
1,200 Kaga Electronics Co. Ltd. ........ 53,646
56,300 Kajima Corp. ................. 888,833
164,500 Kakaku.com, Inc. .............. 2,454,810
46,500 Kaken Pharmaceutical Co. Ltd. .... 1,157,393
42,800 Kamakura Shinsho Ltd. .......... 212,097
49,100 Kamigumi Co. Ltd. ............. 1,138,241
7,700 Kanaden Corp. ................ 72,310
172,900 Kanamoto Co. Ltd. ............. 3,044,421
3,600 Kandenko Co. Ltd. ............. 31,530
54,600 Kanematsu Corp. .............. 800,588
3,000 Kanro, Inc. ................... 38,801
9,200 Kansai Paint Co. Ltd. ........... 150,612
3,900 Kaonavi, Inc.(a) ................ 56,828
46,100 Katitas Co. Ltd. ................ 846,401
2,800 Kato Works Co. Ltd. ............ 22,417
5,800 Kawada Technologies, Inc. ........ 236,460
2,100 Kawai Musical Instruments
Manufacturing Co. Ltd. ...... 53,509
33,300 Kawasaki Kisen Kaisha Ltd. ....... 1,002,289
25,600 Keihanshin Building Co. Ltd. ..... 227,272
830 Kenedix Office Investment Corp.
REIT ................... 1,971,954
5,900 Kenko Mayonnaise Co. Ltd. ...... 54,618
43,400 Kewpie Corp. ................. 703,936
19,900 KeyHolder, Inc. ................ 141,698
31,500 KH Neochem Co. Ltd. .......... 514,353
45,300 Kimoto Co. Ltd. ............... 62,092

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
JAPAN (continued)
6,700 Kimura Chemical Plants Co. Ltd. ... $ 34,474
4,200 Kimura Unity Co. Ltd. .......... 38,084
63,700 Kinden Corp. ................. 877,602
57,200 Kissei Pharmaceutical Co. Ltd. ..... 1,210,220
1,800 Kita-Nippon Bank Ltd. (The) ...... 27,494
67,250 Kitz Corp. .................... 499,654
24,800 KNT-CT Holdings Co. Ltd.(a) .... 250,502
5,100 Koatsu Gas Kogyo Co. Ltd. ....... 27,747
17,600 Kobayashi Pharmaceutical Co. Ltd. . 967,187
109,300 Kobe Bussan Co. Ltd. ........... 2,910,262
222,700 Kobe Steel Ltd. ................ 2,429,483
70,600 Koei Tecmo Holdings Co. Ltd. ..... 1,206,897
1,000 Koike Sanso Kogyo Co. Ltd. ...... 26,465
14,800 Kokuyo Co. Ltd. ............... 237,191
43,500 Komeri Co. Ltd. ............... 911,187
100,700 Komori Corp. ................. 783,572
313,800 Konica Minolta, Inc. ............ 1,160,662
33,900 Konoike Transport Co. Ltd. ....... 424,390
5,700 Kose Corp. ................... 557,720
1,700 Kotobuki Spirits Co. Ltd. ......... 129,174
900 Krosaki Harima Corp. ........... 68,640
4,500 KRS Corp. ................... 29,702
67,900 K's Holdings Corp. ............. 622,848
31,000 Kurabo Industries Ltd. ........... 510,983
8,900 Kureha Corp. ................. 531,129
8,200 Kuriyama Holdings Corp. ........ 54,815
15,800 KYB Corp. ................... 558,634
6,800 Kyodo Printing Co. Ltd. ......... 154,627
66,300 Kyokuto Kaihatsu Kogyo Co. Ltd. .. 849,576
23,500 Kyokuto Securities Co. Ltd. ....... 127,357
6,600 LAC Co. Ltd. ................. 34,841
11,200 LaKeel, Inc.(a) ................. 175,324
63,000 Lawson, Inc. .................. 3,158,746
129,100 LIFULL Co. Ltd. .............. 277,683
7,000 Link-U, Inc.(a) ................ 46,350
345,700 Lion Corp. ................... 3,303,547
25,100 M&A Capital Partners Co. Ltd.(a) .. 514,474
154,153 M3, Inc. ..................... 3,535,664
44,200 Mabuchi Motor Co. Ltd. ......... 1,268,228
34,900 Macromill, Inc. ................ 194,046
5,300 Maezawa Industries, Inc. ......... 34,162
1,600 Makino Milling Machine Co. Ltd. .. 63,993
21,400 Mandom Corp. ................ 214,805
41,900 Mani, Inc. .................... 537,648
25,800 MarkLines Co. Ltd. ............. 480,401
900 Maruchiyo Yamaokaya Corp. ...... 34,035
9,000 Maruwa Co. Ltd. ............... 1,492,356
13,500 Maruzen Showa Unyu Co. Ltd. .... 392,384
225,600 Marvelous, Inc. ................ 1,114,798
38,700 Matching Service Japan Co. Ltd. ... 325,889
2,100 Matsuda Sangyo Co. Ltd. ......... 34,364
2,300 Matsuoka Corp. ............... 20,564
54,300 Max Co. Ltd. ................. 1,015,274
Shares Value
JAPAN (continued)
57,300 Maxell Ltd. ................... $ 650,473
5,900 MCJ Co. Ltd. ................. 46,780
5,700 Media Do Co. Ltd.(a) ........... 54,330
51,600 Medipal Holdings Corp. ......... 883,727
62,500 Megachips Corp. ............... 1,867,114
7,900 Megmilk Snow Brand Co. Ltd. .... 108,895
104,000 Meidensha Corp. ............... 1,547,591
6,200 Meiji Electric Industries Co. Ltd. ... 67,289
46,500 Meiko Network Japan Co. Ltd. .... 220,627
6,100 Meisei Industrial Co. Ltd. ........ 42,063
285,700 Meitec Corp. .................. 5,196,280
38,400 Meiwa Estate Co. Ltd. ........... 307,438
26,000 Melco Holdings, Inc. ............ 583,910
67,900 Menicon Co. Ltd. .............. 1,215,151
390,500 Micronics Japan Co. Ltd. ......... 6,214,403
12,800 Milbon Co. Ltd. ............... 460,212
13,700 Mimaki Engineering Co. Ltd. ..... 91,869
25,500 Mimasu Semiconductor Industry Co.
Ltd. ..................... 532,710
996 Mirai Corp. REIT .............. 320,997
156,300 Mirait one Corp. ............... 2,005,043
530,500 Mirarth Holdings, Inc. .......... 1,801,086
22,700 Miroku Jyoho Service Co. Ltd. ..... 269,180
84,500 Mito Securities Co. Ltd. .......... 231,051
13,800 Mitsuba Corp. ................. 80,512
7,400 Mitsubishi Kakoki Kaisha Ltd. ..... 143,355
72,900 Mitsubishi Logistics Corp. ........ 1,828,841
40,400 Mitsubishi Materials Corp. ....... 721,586
7,300 Mitsubishi Pencil Co. Ltd. ........ 95,442
24,800 Mitsubishi Research Institute, Inc. .. 937,855
20,000 Mitsubishi Shokuhin Co. Ltd. ..... 532,106
39,300 Mitsuboshi Belting Ltd. .......... 1,243,103
26,100 Mitsui Mining & Smelting Co. Ltd. . 616,060
164,850 Mitsui OSK Lines Ltd. .......... 4,258,417
11,300 Mitsui-Soko Holdings Co. Ltd. .... 287,931
89,000 Miura Co. Ltd. ................ 2,240,874
153,300 Mixi, Inc. .................... 2,893,266
900 Miyaji Engineering Group, Inc. .... 27,962
87,750 Mizuno Corp. ................. 2,297,605
22,100 Mochida Pharmaceutical Co. Ltd. .. 513,412
155,700 Money Forward, Inc.(a) .......... 6,723,123
38,300 Monogatari Corp. (The) .......... 936,871
392,800 MonotaRO Co. Ltd. ............ 4,793,173
2,900 MORESCO Corp. ............. 24,319
258 Mori Hills REIT Investment Corp. . 262,416
226,393 Morinaga Milk Industry Co. Ltd. ... 7,633,692
4,300 Moriroku Holdings Co. Ltd. ...... 63,382
23,900 Morito Co. Ltd. ............... 204,452
7,300 Mory Industries, Inc. ............ 182,417
46,580 Mugen Estate Co. Ltd. ........... 293,038
4,800 Nachi-Fujikoshi Corp. ........... 129,392
4,600 Nagaileben Co. Ltd. ............ 76,244
9,200 Nagano Keiki Co. Ltd. ........... 133,863

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
JAPAN (continued)
11,700 Nagase & Co. Ltd. ............. $ 200,750
17,500 Naigai Trans Line Ltd. ........... 341,229
35,100 Nakanishi, Inc. ................ 808,017
1,700 Nanyo Corp. .................. 25,942
68,100 NEC Corp. ................... 3,438,388
7,600 NEC Networks & System Integration
Corp. ................... 100,112
8,200 Needs Well, Inc. ............... 44,901
3,000 NEOJAPAN, Inc. .............. 21,741
71,800 NET One Systems Co. Ltd. ....... 1,575,144
5,900 Neturen Co. Ltd. ............... 43,836
24,900 Nextage Co. Ltd. ............... 652,845
20,100 Nichias Corp. ................. 412,271
15,900 Nichiban Co. Ltd. .............. 226,656
4,500 Nichiha Corp. ................. 103,276
1,700 Nichirin Co. Ltd. .............. 34,654
12,400 Nihon Chouzai Co. Ltd. ......... 104,942
20,300 Nihon Falcom Corp. ............ 177,223
3,700 Nihon Flush Co. Ltd. ........... 25,202
68,200 Nihon Kohden Corp. ........... 1,796,743
9,300 Nihon Trim Co. Ltd. ............ 212,456
28,200 Nikkiso Co. Ltd. ............... 179,391
14,600 Nikkon Holdings Co. Ltd. ........ 306,388
120 Nippon Accommodations Fund, Inc.
REIT ................... 568,516
8,100 Nippon Air Conditioning Services Co.
Ltd. ..................... 45,093
380 Nippon Building Fund, Inc. REIT .. 1,591,959
2,600 Nippon Concept Corp. .......... 36,040
2,600 Nippon Densetsu Kogyo Co. Ltd. .. 39,256
23,500 Nippon Express Holdings, Inc. ..... 1,376,814
5,900 Nippon Kayaku Co. Ltd. ......... 54,349
7,400 Nippon Pillar Packing Co. Ltd. .... 231,469
9,800 Nippon Seiki Co. Ltd. ........... 68,541
13,000 Nippon Sheet Glass Co. Ltd.(a) .... 59,122
3,900 Nippon Shokubai Co. Ltd. ....... 149,870
147,205 Nippon Steel Corp. ............. 3,358,714
39,600 Nippon Thompson Co. Ltd. ...... 159,775
75,100 Nipro Corp. .................. 545,044
21,900 Nishio Holdings Co. Ltd. ........ 555,716
12,000 Nissan Tokyo Sales Holdings Co. Ltd. 33,824
44,800 Nissha Co. Ltd. ................ 540,377
295,100 Nisshinbo Holdings, Inc. ......... 2,532,718
12,900 Nissin Corp. .................. 237,933
67,200 Nisso Corp. ................... 414,730
11,100 Nitta Corp. ................... 253,186
142,700 Nitto Kogyo Corp. ............. 3,646,115
2,100 Nitto Kohki Co. Ltd. ............ 28,548
37,900 Nitto Seiko Co. Ltd. ............ 161,175
61,900 Nittoc Construction Co. Ltd. ...... 498,629
7,400 Noda Corp. ................... 61,795
282,017 NOF Corp. ................... 12,153,701
3,400 Nohmi Bosai Ltd. .............. 41,226
Shares Value
JAPAN (continued)
7,300 Noritake Co. Ltd. .............. $ 284,272
70,400 Noritz Corp. .................. 863,515
46,000 North Pacific Bank Ltd. .......... 100,235
1,200 Novac Co. Ltd. ................ 25,052
14,200 NS Solutions Corp. ............. 372,305
263,022 NSD Co. Ltd. ................. 5,145,259
2,061 NSW, Inc. .................... 35,971
1,210 NTT UD REIT Investment Corp. .. 1,147,359
2,300 Obara Group, Inc. .............. 67,093
18,500 OBIC Business Consultants Co. Ltd. 776,333
4,600 Ohba Co. Ltd. ................. 29,295
10,000 Oita Bank Ltd. (The) ............ 172,425
13,200 Okabe Co. Ltd. ................ 67,176
1,200 Okamoto Industries, Inc. ......... 33,318
142,900 Okamura Corp. ................ 2,047,097
356,400 Oki Electric Industry Co. Ltd. ..... 2,247,150
2,200 Okinawa Cellular Telephone Co. ... 46,470
30,500 OKUMA Corp. ................ 1,544,027
12,500 Okura Industrial Co. Ltd. ........ 210,083
1,700 One Career, Inc.(a) ............. 43,018
24,500 Ono Pharmaceutical Co. Ltd. ...... 448,014
108,500 Onward Holdings Co. Ltd. ....... 437,005
58,700 Open Up Group, Inc. ........... 918,470
24,600 Optim Corp.(a) ................ 168,767
13,600 Optorun Co. Ltd. .............. 225,129
12,900 Oracle Corp. Japan ............. 904,582
36,800 Organo Corp. ................. 1,064,436
138,700 Oriental Shiraishi Corp. .......... 303,207
628 Orix JREIT, Inc. REIT .......... 798,546
19,200 Oro Co. Ltd. .................. 253,184
181,300 Osaki Electric Co. Ltd. .......... 730,221
86,900 OSG Corp. ................... 1,155,389
59,200 Otsuka Corp. ................. 2,462,211
17,030 Oyo Corp. ................... 314,827
9,000 Pacific Industrial Co. Ltd. ........ 86,416
9,100 PALTAC Corp. ................ 305,434
31,400 Pan Pacific International Holdings
Corp. ................... 619,988
7,200 PAPYLESS Co. Ltd. ............ 44,790
47,000 Paramount Bed Holdings Co. Ltd. .. 768,770
7,400 Pasco Corp. ................... 95,501
51,500 Pasona Group, Inc. ............. 609,247
2,800 PCA Corp. ................... 29,699
50,400 Pegasus Co. Ltd. ............... 202,642
448,245 PeptiDream, Inc.(a) ............. 5,695,026
900 Pickles Holdings Co. Ltd. ........ 7,908
7,000 Pilot Corp. ................... 230,324
88,100 Pola Orbis Holdings, Inc. ......... 1,291,791
46,300 Pole To Win Holdings, Inc. ....... 219,027
4,800 PR Times, Corp.(a) ............. 54,152
92,600 Prestige International, Inc. ........ 377,521
44,300 Pronexus, Inc. ................. 329,140
2,400 Pro-Ship, Inc. ................. 23,061

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
JAPAN (continued)
108,352 Proto Corp. ................... $ 968,782
2,300 QB Net Holdings Co. Ltd. ....... 24,154
38,100 Qol Holdings Co. Ltd. .......... 453,938
4,500 Quick Co. Ltd. ................ 77,022
2,400 Raito Kogyo Co. Ltd. ........... 34,735
50,600 Rakus Co. Ltd. ................ 857,886
2,500 Rasa Corp. ................... 26,728
90,600 Raysum Co. Ltd. ............... 1,920,072
73,600 Resorttrust, Inc. ................ 1,162,214
3,748 Rheon Automatic Machinery Co. Ltd. 38,227
3,300 Ride On Express Holdings Co. Ltd. . 24,681
10,900 Riken Corp. .................. 255,520
72,800 Riken Technos Corp. ............ 350,017
23,700 Riken Vitamin Co. Ltd. .......... 345,842
23,700 Rinnai Corp. .................. 515,764
7,600 Rion Co. Ltd. ................. 119,076
7,600 Riso Kagaku Corp. ............. 124,579
47,400 Riso Kyoiku Co. Ltd. ............ 87,627
2,900 Rix Corp. .................... 65,434
184,460 Rohm Co. Ltd. ................ 17,244,705
324,400 Rohto Pharmaceutical Co. Ltd. .... 6,909,162
57,900 Roland DG Corp. .............. 1,448,874
152,600 Round One Corp. .............. 609,263
8,400 RPA Holdings, Inc.(a) ........... 23,027
10,700 RS Technologies Co. Ltd. ......... 229,020
17,200 Ryobi Ltd. .................... 357,021
14,400 Sac's Bar Holdings, Inc. .......... 102,940
100 Saison Information Systems Co. Ltd. 1,322
37,400 Saizeriya Co. Ltd. .............. 1,188,261
3,000 Sakai Heavy Industries Ltd. ....... 109,655
8,900 Sakai Moving Service Co. Ltd. ..... 334,067
5,500 Sakata INX Corp. .............. 47,320
77,410 Sakata Seed Corp. .............. 2,173,781
29,100 Sangetsu Corp. ................ 533,665
11,700 Sanix, Inc.(a) .................. 29,360
41,600 Sanken Electric Co. Ltd. ......... 4,239,975
95,505 Sankyo Co. Ltd. ............... 4,035,961
15,200 Sankyo Tateyama, Inc. ........... 102,676
55,300 Sankyu, Inc. .................. 1,914,403
1,700 Sanrio Co. Ltd. ................ 79,094
31,900 Sansan, Inc.(a) ................. 337,353
4,100 Sansei Technologies, Inc. ......... 35,967
30,700 Sansha Electric Manufacturing Co.
Ltd. ..................... 319,160
445,500 Santen Pharmaceutical Co. Ltd. .... 3,889,298
129,800 Sanwa Holdings Corp. ........... 1,762,722
600 Sanyo Denki Co. Ltd. ........... 30,366
29,600 Sanyo Shokai Ltd. .............. 425,904
2,000 Sanyo Trading Co. Ltd. .......... 19,161
92,700 Sato Holdings Corp. ............ 1,296,034
2,500 Sato Shoji Corp. ............... 26,939
39,240 Sawai Group Holdings Co. Ltd. .... 977,794
5,000 SB Technology Corp. ............ 90,852
Shares Value
JAPAN (continued)
4,600 SBS Holdings, Inc. ............. $ 108,966
110,600 SCREEN Holdings Co. Ltd. ...... 11,925,660
11,500 Scroll Corp. ................... 78,329
139,200 SCSK Corp. .................. 2,311,602
5,400 Seed Co. Ltd. ................. 23,192
204,200 Sega Sammy Holdings, Inc. ....... 4,461,066
3,500 Seika Corp. ................... 49,573
125,200 Seikagaku Corp. ............... 681,157
2,000 Seiko Group Corp. ............. 36,931
19,000 Seino Holdings Co. Ltd. ......... 298,559
4,900 Sekisui Jushi Corp. ............. 76,876
17,100 Sekisui Kasei Co. Ltd. ........... 54,450
900 Semba Corp. .................. 4,985
42,500 SERAKU Co. Ltd. .............. 408,375
4,600 Seria Co. Ltd. ................. 77,149
62,500 Seven Bank Ltd. ............... 135,662
5,400 SFP Holdings Co. Ltd. .......... 84,038
972,400 SG Holdings Co. Ltd. ........... 14,179,481
3,600 Shibusawa Warehouse Co. Ltd. (The) 78,066
8,000 Shibuya Corp. ................. 147,781
7,300 Shikoku Bank Ltd. (The) ......... 47,772
10,200 Shin Nippon Air Technologies Co.
Ltd. ..................... 170,998
6,600 Shinagawa Refractories Co. Ltd. .... 292,271
65,000 Shindengen Electric Manufacturing
Co. Ltd. ................. 1,496,327
16,300 Shinmaywa Industries Ltd. ........ 164,300
27,500 Shinnihon Corp. ............... 244,913
14,900 Shinnihonseiyaku Co. Ltd. ........ 154,902
700 Shinsho Corp. ................. 30,064
30,400 Shoei Co. Ltd. ................. 551,737
20,297 Shofu, Inc. ................... 339,270
3,400 Sigma Koki Co. Ltd. ............ 37,593
22,400 SIGMAXYZ Holdings, Inc. ....... 208,940
16,200 Simplex Holdings, Inc. .......... 326,357
83,000 Sinfonia Technology Co. Ltd. ...... 1,004,646
59,800 Sinko Industries Ltd. ............ 826,393
58,300 SK-Electronics Co. Ltd. .......... 655,268
75,900 SKY Perfect JSAT Holdings, Inc. ... 316,372
2,900 SMK Corp. ................... 54,365
160,000 SMS Co. Ltd. ................. 3,387,481
152,800 Sodick Co. Ltd. ................ 779,762
8,800 Softcreate Holdings Corp. ........ 105,094
500 Software Service, Inc. ............ 36,130
152,000 Sohgo Security Services Co. Ltd. ... 928,037
44,900 Sojitz Corp. ................... 1,065,178
51,800 Solasto Corp. ................. 254,148
103,713 Soliton Systems KK ............. 905,434
90,780 Sosei Group Corp.(a) ............ 1,157,522
6,000 Sprix, Inc. .................... 34,077
13,000 Square Enix Holdings Co. Ltd. ..... 601,638
4,400 SRA Holdings ................. 99,743
2,000 ST Corp. ..................... 21,411

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
JAPAN (continued)
20,000 Stanley Electric Co. Ltd. ......... $ 368,819
22,700 Star Mica Holdings Co. Ltd. ...... 98,449
158,100 Star Micronics Co. Ltd. .......... 1,965,901
105,600 Starts Corp., Inc. ............... 2,186,005
4,600 St-Care Holding Corp. .......... 25,350
2,200 Step Co. Ltd. .................. 27,371
1,000 STI Foods Holdings, Inc. ......... 24,321
5,900 Strike Co. Ltd. ................ 124,416
12,000 Studio Alice Co. Ltd. ............ 182,195
32,200 Subaru Corp. ................. 608,057
31,300 Sugi Holdings Co. Ltd. .......... 1,393,776
4,200 Sugimoto & Co. Ltd. ............ 62,410
29,300 Sumitomo Heavy Industries Ltd. ... 719,396
19,000 Sumitomo Mitsui Trust Holdings, Inc. 738,151
340,100 Sumitomo Pharma Co. Ltd. ....... 1,409,025
65,400 Sumitomo Riko Co. Ltd. ......... 376,039
1,900 Sumitomo Seika Chemicals Co. Ltd. 62,102
38,000 Sumitomo Warehouse Co. Ltd. (The) 652,810
173,900 Sun Frontier Fudousan Co. Ltd. .... 1,843,329
42,000 Sun-Wa Technos Corp. .......... 669,567
104,700 Suzuken Co. Ltd. .............. 3,053,459
1,300 Suzuki Co. Ltd. ................ 8,453
2,800 Suzumo Machinery Co. Ltd. ...... 21,748
53,600 Synchro Food Co. Ltd.(a) ........ 272,399
4,600 System Information Co. Ltd. ...... 23,701
2,500 System Support, Inc. ............ 34,513
332,600 Systena Corp. ................. 635,906
7,200 T. RAD Co. Ltd. ............... 93,173
4,400 Taihei Dengyo Kaisha Ltd. ........ 137,476
4,500 Taiho Kogyo Co. Ltd. ........... 26,444
2,800 Taikisha Ltd. .................. 83,253
32,600 Taisho Pharmaceutical Holdings Co.
Ltd. ..................... 1,257,345
13,600 Takara & Co. Ltd. .............. 222,357
76,600 Takara Holdings, Inc. ........... 673,847
106,400 Takara Standard Co. Ltd. ......... 1,392,590
13,200 Takasago International Corp. ...... 265,086
6,700 Takasago Thermal Engineering Co.
Ltd. ..................... 120,799
53,400 Takeuchi Manufacturing Co. Ltd. .. 1,668,457
27,500 Takuma Co. Ltd. ............... 300,390
124,400 Tamron Co. Ltd. ............... 3,930,538
61,500 Tanseisha Co. Ltd. .............. 338,485
29,000 TBS Holdings, Inc. ............. 541,820
5,900 TDC Soft, Inc. ................ 80,663
153,300 TechMatrix Corp. .............. 1,681,004
1,100 Techno Medica Co. Ltd. ......... 16,431
28,100 TechnoPro Holdings, Inc. ........ 725,486
15,200 Teikoku Electric Manufacturing Co.
Ltd. ..................... 282,386
66 Tekken Corp. ................. 947
78,900 Temairazu, Inc. ................ 2,187,892
2,600 Tera Probe, Inc. ................ 69,905
Shares Value
JAPAN (continued)
19,187 T-Gaia Corp. .................. $ 242,088
85,580 TIS, Inc. ..................... 2,167,397
1,700 TKC Corp. ................... 44,154
11,500 Toa Corp. .................... 81,886
8,200 Tobishima Corp. ............... 79,138
88,700 TOC Co. Ltd. ................. 381,572
109,465 Tochigi Bank Ltd. (The) .......... 219,292
3,700 Toho Co. Ltd. ................. 70,091
144,200 Toho Holdings Co. Ltd. .......... 2,811,730
79,200 Tokai Carbon Co. Ltd. .......... 703,122
24,000 Tokai Corp. ................... 323,059
11,000 Tokyo Keiki, Inc. ............... 100,671
12,600 Tokyo Ohka Kogyo Co. Ltd. ...... 794,004
4,900 Tokyo Rakutenchi Co. Ltd. ....... 141,732
8,500 Tokyo Rope Manufacturing Co. Ltd. 76,955
129,800 Tokyo Seimitsu Co. Ltd. ......... 7,180,445
42,410 Tokyo Tatemono Co. Ltd. ........ 565,655
24,700 Tokyotokeiba Co. Ltd. ........... 668,436
16,700 Tokyu Construction Co. Ltd. ...... 90,270
326,645 Tokyu Fudosan Holdings Corp. .... 1,938,540
1,035 Tokyu REIT, Inc. .............. 1,368,457
83,085 TOMONY Holdings, Inc. ........ 235,358
291,890 Tomy Co. Ltd. ................ 3,947,537
800 Tonami Holdings Co. Ltd. ........ 28,904
39,200 Topcon Corp. ................. 475,723
25,200 Topre Corp. .................. 289,614
20,100 Topy Industries Ltd. ............ 349,117
5,700 Torishima Pump Manufacturing Co.
Ltd. ..................... 75,645
197,500 Tosei Corp. ................... 2,444,716
63,655 Toshiba TEC Corp. ............. 1,845,688
1,100 Totech Corp. .................. 40,980
91,300 TOTO Ltd. ................... 2,805,133
142,500 Towa Pharmaceutical Co. Ltd. ..... 1,801,972
6,600 Toyo Denki Seizo KK ........... 45,186
69,400 Toyo Engineering Corp.(a) ........ 317,084
18,700 Toyo Machinery & Metal Co. Ltd. .. 90,960
44,700 Toyo Seikan Group Holdings Ltd. .. 726,279
48,900 Toyo Tire Corp. ................ 660,639
2,200 Toyokumo, Inc. ................ 27,758
4,800 Toyota Boshoku Corp. ........... 87,352
5,700 TPR Co. Ltd. ................. 72,319
38,000 Traders Holdings Co. Ltd. ........ 172,818
6,500 Trancom Co. Ltd. .............. 322,110
142,300 Transcosmos, Inc. .............. 3,480,856
54,305 Trend Micro, Inc. .............. 2,561,323
2,900 Trinity Industrial Corp. .......... 18,896
81,700 Trusco Nakayama Corp. ......... 1,257,100
96,800 Tsubakimoto Chain Co. ......... 2,575,391
4,300 Tsubakimoto Kogyo Co. Ltd. ...... 143,872
68,700 Tsugami Corp. ................ 601,213
27,300 Tsukada Global Holdings, Inc. ..... 97,867
15,700 TV Asahi Holdings Corp. ........ 197,761

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
JAPAN (continued)
8,900 TWOSTONE&Sons, Inc. ........ $ 88,772
3,700 TYK Corp. ................... 9,051
35,000 UACJ Corp. .................. 699,434
219,000 Ubicom Holdings, Inc. .......... 2,199,775
9,800 Uchida Yoko Co. Ltd. ........... 380,248
5,800 Union Tool Co. ................ 134,130
41,200 Unipres Corp. ................. 328,117
75,400 United Arrows Ltd. ............. 1,270,402
96,800 UNITED, Inc. ................ 584,481
147,200 Ushio, Inc. ................... 2,036,785
147,040 USS Co. Ltd. ................. 2,545,668
37,900 UT Group Co. Ltd.(a) ........... 763,781
36,000 V Technology Co. Ltd. .......... 626,043
1,800 Valor Holdings Co. Ltd. ......... 27,000
43,600 ValueCommerce Co. Ltd. ........ 416,493
18,300 Vector, Inc. ................... 168,509
11,600 VINX Corp. .................. 105,592
12,900 Vision, Inc.(a) ................. 159,589
20,500 Vital KSK Holdings, Inc. ......... 142,944
147,100 Wacom Co. Ltd. ............... 625,561
5,400 Wakita & Co. Ltd. ............. 48,699
6,200 Wantedly, Inc.(a) ............... 73,128
19,600 Warabeya Nichiyo Holdings Co. Ltd. 377,079
2,900 Waseda Academy Co. Ltd. ........ 28,620
800 WDB coco Co. Ltd. ............ 35,652
19,600 WDB Holdings Co. Ltd. ......... 289,595
24,800 Will Group, Inc. ............... 196,287
17,200 WingArc1st, Inc. ............... 330,423
37,200 Workman Co. Ltd. ............. 1,357,101
24,600 Wowow, Inc. .................. 200,583
103,400 Xebio Holdings Co. Ltd. ......... 826,386
135,700 YAMABIKO Corp. ............. 1,479,427
2,300 YAMADA Consulting Group Co. Ltd. 25,964
27,600 Yamae Group Holdings Co. Ltd. ... 643,124
4,500 Yamagata Bank Ltd. (The) ........ 35,933
80,000 Yamaichi Electronics Co. Ltd. ..... 1,282,677
33,400 Yamanashi Chuo Bank Ltd. (The) ... 332,439
65,400 Yamazen Corp. ................ 555,324
12,200 Yellow Hat Ltd. ................ 160,105
147,410 Yokohama Rubber Co. Ltd. (The) ... 3,298,113
8,200 Yokowo Co. Ltd. ............... 105,767
2,300 Yondenko Corp. ............... 37,798
4,300 Yorozu Corp. .................. 28,321
5,000 Yossix Holdings Co. Ltd. ......... 92,679
1,900 Yuasa Trading Co. Ltd. .......... 60,767
4,600 Yurtec Corp. .................. 28,551
20,100 Yushin Precision Equipment Co. Ltd. 103,845
68,300 Zenkoku Hosho Co. Ltd. ......... 2,395,169
93,400 Zenrin Co. Ltd. ................ 585,617
60,600 Zeon Corp. ................... 652,153
47,800 ZERIA Pharmaceutical Co. Ltd. .... 781,855
201,500 ZIGExN Co. Ltd. .............. 1,111,851
60,600 ZOZO, Inc. .................. 1,180,777
Shares Value
JAPAN (continued)
13,100 Zuken, Inc. ................... $ 381,218
674,327,790
JERSEY CHANNEL ISLANDS — 0.2%
492,802 Novocure Ltd.(a) ............... 16,085,057
LUXEMBOURG — 0.0%
36,390 APERAM SA ................. 1,149,110
438,650 Perimeter Solutions SA(a) ........ 2,438,894
3,588,004
MALAYSIA — 0.1%
21,463,000 Top Glove Corp. Behrad(a) ....... 4,379,233
MEXICO — 0.1%
714,065 Qualitas Controladora SAB de CV .. 5,263,058
NETHERLANDS — 0.9%
12,734 AMG Critical Materials NV ....... 520,558
59,139 ASM International NV .......... 28,138,846
54,715 ASR Nederland NV ............. 2,483,971
12,480 BE Semiconductor Industries NV .. 1,490,869
48,443 Brunel International NV ......... 674,311
200,130 Eurocommercial Properties NV REIT 5,060,988
10,620 ForFarmers NV ................ 33,337
187,057 Heijmans NV ................. 2,587,318
90,824 IMCD NV ................... 13,775,823
42,190 JDE Peet's NV ................ 1,272,884
697,062 Koninklijke BAM Groep NV ...... 1,621,744
16,000 Koninklijke Vopak NV .......... 602,878
266 Nedap NV ................... 17,782
26,710 OCI NV ..................... 760,035
81,830 Randstad NV ................. 4,793,713
114,574 TKH Group NV ............... 5,978,731
548,334 TomTom NV(a) ............... 4,789,987
43,614 Van Lanschot Kempen NV ....... 1,429,017
31,077 Vastned Retail NV REIT ......... 693,634
136,783 Wereldhave NV REIT ........... 2,443,885
79,170,311
NEW ZEALAND — 0.2%
1,049,412 Air New Zealand Ltd.(a) ......... 514,914
32,809 Bathurst Resources Ltd.(a) ........ 22,038
33,913 Channel Infrastructure NZ Ltd. .... 34,544
374,030 Goodman Property Trust REIT .... 525,020
113,794 SKY Network Television Ltd. ...... 176,693
1,336,155 Spark New Zealand Ltd. ......... 4,298,809
124,701 Xero Ltd.(a) .................. 10,236,513
15,808,531
NORWAY — 0.5%
279,567 ABG Sundal Collier Holding ASA .. 155,023
187,619 Aker BP ASA .................. 5,244,420
64,592 Atea ASA .................... 876,943
51,474 Awilco LNG AS ............... 45,455
60,711 B2Holding ASA ............... 41,931

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
NORWAY (continued)
572,148 Belships ASA .................. $ 1,021,789
30,307 Bouvet ASA .................. 186,297
6,275,900 DNO ASA ................... 6,817,693
156,880 Elkem ASA(c)(d) ............... 372,114
36,575 FLEX LNG Ltd. ............... 1,159,135
197,710 Gjensidige Forsikring ASA ........ 3,125,110
56,905 Grieg Seafood ASA ............. 410,152
607,267 Hoegh Autoliners ASA ........... 3,514,162
122,595 Kitron ASA ................... 453,000
73,900 Kongsberg Gruppen ASA ......... 3,203,897
1,727 Medistim ASA ................. 44,304
1,361,256 MPC Container Ships ASA ....... 2,542,521
5,111 NORBIT ASA ................ 28,442
428,690 Norsk Hydro ASA .............. 2,808,572
816,742 Norwegian Air Shuttle ASA(a) ..... 817,141
29,632 Odfjell Drilling Ltd.(a) .......... 83,911
1,194 Odfjell SE - Class A ............. 10,909
214,555 Orkla ASA ................... 1,695,262
5,100 Pareto Bank ASA ............... 27,072
48,216 Protector Forsikring ASA ......... 789,720
54,728 Rana Gruber ASA .............. 313,193
37,495 Salmar ASA ................... 1,732,493
2,897 SpareBank 1 Nord Norge ......... 27,584
91 Sparebank 1 Oestlandet .......... 1,144
4,705 Sparebanken More .............. 35,514
217,879 TGS ASA .................... 2,904,322
67,324 Veidekke ASA ................. 759,924
746,443 Wallenius Wilhelmsen ASA ....... 5,184,936
8,665 Western Bulk Chartering AS ...... 26,803
2,055 Wilh Wilhelmsen Holding ASA - Class
A ...................... 56,165
46,517,053
PERU — 0.1%
831,900 Cia de Minas Buenaventura SAA -
ADR .................... 6,422,268
POLAND — 0.3%
1,057,341 Allegro.eu SA(a)(c)(d) ........... 9,323,152
167,054 KGHM Polska Miedz SA ......... 5,173,454
3,245,409 Orange Polska SA .............. 5,972,852
2,776,297 PGE Polska Grupa Energetyczna SA(a) 5,906,558
3,514,671 Tauron Polska Energia SA(a) ...... 3,266,666
29,642,682
PORTUGAL — 0.1%
3,621 Ibersol SGPS SA ............... 27,630
198,080 Jeronimo Martins SGPS SA ....... 5,392,455
50,822 Mota-Engil SGPS SA ............ 139,697
258,125 NOS SGPS SA ................ 980,842
1,578,089 Sonae SGPS SA ................ 1,715,155
8,255,779
RUSSIA — 0.0%
3,531,360 Alrosa PJSC(a)(b)(e) ............ 0
Shares Value
RUSSIA (continued)
1,189,126,065 Federal Grid Co. - Rosseti PJSC(a)(b)
(e) ...................... $ 0
4,480,742 Gazprom PJSC(a)(b)(e) .......... 0
1,073,095 Gazprom PJSC - ADR(a)(b)(e) .... 0
112,793 Magnit PJSC(b)(e) ............. 0
532,967 Mobile TeleSystems PJSC(b)(e) .... 0
217,810,135 ROSSETI PJSC(a)(b)(e) ......... 0
1,641,600 Rostelecom PJSC(b)(e) .......... 0
461,432,194 RusHydro PJSC(b)(e) ........... 0
13,369,855 Surgutneftegas PJSC(b)(e) ........ 0
243,969 VK Co. Ltd. - GDR(a)(b)(c)(e) .... 0
0
SINGAPORE — 0.5%
96,600 AIMS APAC REIT ............. 90,807
94,500 APAC Realty Ltd. .............. 43,350
296 BW Energy Ltd.(a) ............. 876
1,038,000 CapitaLand Integrated Commercial
Trust REIT ............... 1,592,420
325,300 CDL Hospitality Trusts REIT ..... 291,113
2,303,040 ComfortDelGro Corp. Ltd. ....... 2,182,238
39,200 Cromwell European Real Estate
Investment Trust REIT(c) .... 69,392
271,700 CSE Global Ltd. ............... 98,076
72,100 Delfi Ltd. .................... 65,607
863,100 Dyna-Mac Holdings Ltd. ......... 269,364
315,400 Far East Hospitality Trust REIT .... 152,986
22,500 First Resources Ltd. ............. 25,550
2,118,500 Frasers Logistics & Commercial Trust
REIT(c) ................. 1,943,651
3,413,500 Genting Singapore Ltd. .......... 2,413,002
3,296,300 Geo Energy Resources Ltd. ....... 545,355
9,772,300 Golden Agri-Resources Ltd. ....... 1,837,244
232,182 Hafnia Ltd. ................... 1,263,421
34 Ho Bee Land Ltd. .............. 50
305,000 Hour Glass Ltd. (The) ........... 477,082
56 Hyphens Pharma International Ltd. . 13
793,729 IGG, Inc.(a) .................. 403,027
263,700 InnoTek Ltd. .................. 84,777
98,400 IREIT Global REIT ............ 32,189
94,300 ISDN Holdings Ltd. ............ 31,203
119,100 Keppel Pacific Oak US REIT(c) .... 39,303
152,800 Kimly Ltd. ................... 38,494
988,600 Lendlease Global Commercial REIT 505,545
194,900 LHN Ltd. .................... 56,429
1,500,000 Manulife US Real Estate Investment
Trust REIT(c) ............. 157,500
993,800 Mapletree Pan Asia Commercial Trust
REIT ................... 1,233,142
2,500,700 Marco Polo Marine Ltd.(a) ....... 99,671
577,400 Propnex Ltd.(c) ................ 442,901
81,500 PSC Corp. Ltd. ................ 20,226
4,636,995 Raffles Medical Group Ltd. ....... 4,881,965

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
SINGAPORE (continued)
304,400 RHT Health Trust REIT(a)(b)(e) ... $ 4,349
5,331,900 Riverstone Holdings Ltd. ......... 2,506,063
973,076 Samudera Shipping Line Ltd. ...... 611,031
3,889,100 Sembcorp Industries Ltd. ......... 15,939,534
2,156,910 Sheng Siong Group Ltd. ......... 2,660,148
205,400 Silverlake Axis Ltd. ............. 44,795
243,500 Singapore Exchange Ltd. ......... 1,778,067
1,200,800 Starhill Global REIT ............ 465,059
37,000 Wing Tai Holdings Ltd. .......... 39,789
796,200 Yangzijiang Financial Holding Ltd. .. 197,590
368,800 Yanlord Land Group Ltd.(a) ....... 224,650
45,859,044
SOUTH AFRICA — 0.3%
492,892 Aspen Pharmacare Holdings Ltd. ... 5,285,902
1,695,683 Harmony Gold Mining Co. Ltd. -
ADR .................... 7,274,480
659,786 Remgro Ltd. .................. 5,931,664
2,317,633 Sappi Ltd. .................... 4,989,383
420,358 SPAR Group Ltd. (The) .......... 2,536,897
26,018,326
SOUTH KOREA — 1.2%
41,853 Green Cross Corp. .............. 3,651,240
231,729 GS Engineering & Construction Corp. 2,656,071
142,169 Hankook Tire & Technology Co. Ltd. 4,316,432
96,465 HD Korea Shipbuilding & Offshore
Engineering Co. Ltd.(a) ...... 9,331,294
79,860 Hyundai Department Store Co. Ltd. 3,470,948
157,352 Hyundai Engineering & Construction
Co. Ltd. ................. 4,616,926
113,903 KB Financial Group, Inc. ......... 4,557,371
107,178 Kia Corp. .................... 6,953,768
59,776 LG Electronics, Inc. ............. 5,083,528
39,897 Lotte Chemical Corp. ........... 4,713,834
20,191 OCI Co. Ltd.(a) ............... 2,157,466
44,560 OCI Holdings Co. Ltd.(b) ........ 3,824,473
453,924 Samsung Engineering Co. Ltd.(a) ... 13,176,313
1,526,253 Samsung Heavy Industries Co. Ltd.(a) 10,812,431
93,185 Samsung Life Insurance Co. Ltd. ... 5,102,823
45,028 Samsung SDS Co. Ltd. .......... 4,532,297
179,610 Shinhan Financial Group Co. Ltd. .. 4,938,870
826,907 SK Networks Co. Ltd. ........... 3,885,908
97,781,993
SPAIN — 0.4%
103,653 Acerinox SA .................. 1,090,887
98,065 ACS Actividades de Construccion y
Servicios SA ............... 3,427,676
518,616 Almirall SA ................... 4,978,006
85,681 Applus Services SA ............. 919,453
151,887 Atresmedia Corp. de Medios de
Comunicacion SA .......... 629,255
2,740,054 Banco de Sabadell SA ............ 3,371,199
Shares Value
SPAIN (continued)
98,480 Bankinter SA .................. $ 636,463
188,891 Cia de Distribucion Integral Logista
Holdings SA .............. 5,258,601
79,480 CIE Automotive SA ............. 2,488,818
5,686 Elecnor SA ................... 87,212
184,825 Ence Energia y Celulosa SA ....... 562,499
25,690 Energia Innovacion y Desarrollo
Fotovoltaico SA(a)(e) ........ 840,606
61,269 Ercros SA .................... 215,569
457,390 Faes Farma SA ................. 1,584,136
204,717 Indra Sistemas SA .............. 2,975,641
12,370 Laboratorios Farmaceuticos Rovi SA . 593,812
36,162 Lar Espana Real Estate Socimi SA
REIT ................... 234,187
1,076,360 Mapfre SA .................... 2,237,919
151,108 Melia Hotels International SA(a) ... 1,109,837
386,850 Merlin Properties Socimi SA REIT .. 3,602,643
10,090 Pharma Mar SA ................ 379,635
8,416 Realia Business SA .............. 9,392
37,233,446
SWEDEN — 1.0%
392,859 AAK AB ..................... 7,546,368
16,940 Alfa Laval AB ................. 633,898
621,397 Alleima AB ................... 2,697,183
51 Alligo AB - Class B ............. 551
2,299 AQ Group AB ................. 97,736
38,270 Arise AB ..................... 153,423
113,650 Axfood AB ................... 2,895,665
7,329 B3 Consulting Group AB ........ 71,574
10,783 Bahnhof AB - Class B(e) ......... 42,870
463,923 Betsson AB - Class B ............ 5,611,289
94,258 BioGaia AB - Class B ............ 934,843
5,994 Bjorn Borg AB ................ 23,119
22,615 Bufab AB .................... 661,710
8,035 Bulten AB .................... 61,371
87,066 Camurus AB(a) ................ 2,461,510
82 Clas Ohlson AB - Class B ........ 668
2,578 Dedicare AB - Class B ........... 23,266
7,290 Doro AB(a) ................... 11,358
4,254 Elanders AB - Class B ........... 40,736
15,525 Electrolux Professional AB - Class B . 87,459
165,530 Elekta AB - Class B ............. 1,340,733
8,104 Ependion AB ................. 113,941
44,259 Fagerhult Group AB ............ 226,206
1,673,524 Fortnox AB ................... 10,276,694
13,590 Granges AB ................... 138,787
32,583 Hanza AB .................... 262,796
367,140 Hexpol AB ................... 3,986,558
9,200 HMS Networks AB ............. 371,622
28,595 Instalco AB(c) ................. 112,463
129,133 Inwido AB ................... 1,423,034
47,013 Lagercrantz Group AB - Class B .... 565,868

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
SWEDEN (continued)
44,841 Lindab International AB ......... $ 695,209
185,287 Loomis AB ................... 5,400,332
47,781 MEKO AB ................... 498,854
51 Momentum Group AB .......... 518
88,724 Mycronic AB .................. 1,908,261
14,804 NCAB Group AB .............. 88,531
24,188 NCC AB - Class B ............. 260,575
79 Nederman Holding AB .......... 1,546
820,631 Net Insight AB - Class B(a) ....... 352,064
7,020 OEM International AB - Class B ... 56,886
61,375 Paradox Interactive AB ........... 1,762,001
6,843 Prevas AB - Class B ............. 75,669
19,329 Proact IT Group AB ............ 142,492
254 QleanAir AB(a) ................ 619
18,644 Rottneros AB ................. 19,306
4,914 Rvrc Holding AB ............... 15,872
162,217 Sectra AB - Class B ............. 2,598,209
24,081 Softronic AB - Class B ........... 34,727
10,855 Solid Forsakring AB ............. 66,101
280,375 SSAB AB - Class A ............. 1,778,713
430,693 SSAB AB - Class B ............. 2,632,504
574,050 Stillfront Group AB(a) ........... 1,061,783
20,446 Sweco AB - Class B ............. 210,551
884,700 Swedish Orphan Biovitrum AB(a) .. 17,313,441
28,363 Systemair AB .................. 201,276
80,550 Tobii AB(a) ................... 148,070
169,000 Trelleborg AB - Class B .......... 4,500,181
14,519 Troax Group AB ............... 261,514
2,071 VBG Group AB - Class B ........ 38,680
2,501 W5 Solutions AB(a) ............ 20,837
2,348 Xvivo Perfusion AB(a) ........... 71,156
85,091,777
SWITZERLAND — 2.1%
18,634 Accelleron Industries AG ......... 489,328
296,494 Alcon, Inc. ................... 25,173,345
757 APG SGA SA ................. 157,121
794,711 Aryzta AG(a) .................. 1,356,946
95,888 Ascom Holding AG ............. 1,312,887
76,686 Baloise Holding AG ............. 11,853,991
20,270 Banque Cantonale Vaudoise ....... 2,273,271
6,147 Barry Callebaut AG ............. 11,510,866
34,404 Basilea Pharmaceutica AG(a) ...... 1,729,964
25,441 Belimo Holding AG ............ 13,688,340
14,325 BKW AG .................... 2,564,225
15,749 Bucher Industries AG ........... 7,007,181
23,471 Burckhardt Compression Holding AG 13,807,262
606 Burkhalter Holding AG .......... 64,766
1,794 Calida Holding AG ............. 74,060
8,830 Cembra Money Bank AG ........ 668,287
1,562 Coltene Holding AG ............ 126,099
24,824 Comet Holding AG ............. 6,518,773
11,280 DKSH Holding AG ............ 908,686
Shares Value
SWITZERLAND (continued)
12,045 dormakaba Holding AG ......... $ 5,863,313
73,564 DSM-Firmenich AG ............ 8,128,804
5,105 EMS-Chemie Holding AG ....... 4,250,020
1,737,129 Ferrexpo Plc .................. 2,046,538
2,659 Flughafen Zurich AG ........... 561,956
151 Forbo Holding AG ............. 217,483
47,465 Galenica AG(c)(d) .............. 3,815,488
140,797 Georg Fischer AG .............. 9,598,511
73,251 Huber + Suhner AG ............ 6,316,697
25,378 Implenia AG .................. 1,235,360
52 Ina Invest Holding AG(a) ........ 1,029
3,486 Inficon Holding AG ............ 4,461,185
1,240 Investis Holding SA(c) ........... 132,809
870 Jungfraubahn Holding AG ........ 153,638
7,642 Komax Holding AG ............ 1,875,337
8,388 Kudelski SA(a) ................ 16,929
21,389 Landis+Gyr Group AG .......... 1,849,356
45 LEM Holding SA .............. 108,365
3,415 Meier Tobler Group AG .......... 186,992
69 Metall Zug AG - Class B ......... 125,016
107,867 Mobilezone Holding AG ......... 1,791,083
9,606 Molecular Partners AG(a) ........ 60,475
19 Orell Fuessli AG ............... 1,586
99 Phoenix Mecano AG(a) .......... 40,075
17,810 PSP Swiss Property AG .......... 2,099,499
38,604 SFS Group AG ................ 4,577,322
2,602 Siegfried Holding AG ........... 2,296,014
28,785 Stadler Rail AG ................ 1,157,275
9,375 Swatch Group AG (The) ......... 2,992,948
39,975 Swatch Group AG (The) ......... 2,397,446
23,980 Swiss Prime Site AG ............ 2,320,867
10,930 Tecan Group AG ............... 4,341,668
19,950 u-blox Holding AG ............. 2,232,808
55 Vaudoise Assurances Holding SA ... 28,760
3,975 Vetropack Holding AG .......... 199,878
2,993 Ypsomed Holding AG ........... 878,629
20,405 Zehnder Group AG ............. 1,495,189
181,141,746
TAIWAN — 0.8%
6,927,000 Acer, Inc. .................... 7,714,667
2,076,000 ASE Technology Holding Co. Ltd. .. 7,563,744
2,795,018 Cheng Shin Rubber Industry Co. Ltd. 3,419,676
10,290,432 China Petrochemical Development
Corp.(a) ................. 3,074,703
2,645,000 Ennostar, Inc.(a) ............... 4,161,941
528,000 Hiwin Technologies Corp. ........ 3,545,034
1,857,000 Hon Hai Precision Industry Co. Ltd. 6,411,293
2,581,000 HTC Corp.(a) ................. 4,582,750
3,024,431 International CSRC Investment
Holdings Co. .............. 2,001,755
1,972,000 Pegatron Corp. ................ 4,794,069
421,000 Phison Electronics Corp. ......... 5,479,102

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
TAIWAN (continued)
7,586,000 Qisda Corp. .................. $ 12,009,085
64,757,819
THAILAND — 0.3%
138,820 Fabrinet(a) ................... 17,163,705
3,799,258 PTT Global Chemical Public Co. Ltd.
- FOR ................... 4,384,346
457,032 Siam Cement Public Co. Ltd. (The) -
FOR .................... 4,339,492
25,887,543
TURKEY — 0.2%
1,326,150 Anadolu Efes Biracilik Ve Malt Sanayii
AS ...................... 4,432,354
0 Petkim Petrokimya Holding AS(a) .. 0
1,841,615 Tekfen Holding AS ............. 3,063,577
3,405,002 Turkcell Iletisim Hizmetleri AS .... 6,533,803
1 Turkiye Is Bankasi AS - Class C .... 0
14,029,734
UNITED KINGDOM — 5.8%
111,215 3i Group Plc .................. 2,821,728
30,556 4imprint Group Plc ............. 1,739,143
300,000 Abcam Plc - ADR(a) ............ 7,032,000
237,505 abrdn Plc .................... 706,836
13,299 accesso Technology Group Plc(a) ... 128,517
2,399,018 Adaptimmune Therapeutics Plc -
ADR(a) .................. 2,260,115
141,840 Advanced Medical Solutions Group
Plc ..................... 452,345
55,291 AG Barr Plc ................... 334,566
537,550 Airtel Africa Plc(c)(d) ............ 804,382
184,646 AJ Bell Plc .................... 776,773
4,580,715 Alphawave IP Group Plc(a) ....... 9,476,401
103,268 Ashmore Group Plc ............. 273,540
7,363 Ashtead Technology Holdings Plc ... 36,947
4,480,720 Assura Plc REIT ............... 2,723,357
29,321 B&M European Value Retail SA ... 208,164
3,060,558 Balfour Beatty Plc .............. 13,723,618
92,260 Bank of Georgia Group Plc ....... 3,853,981
103,525 Barratt Developments Plc ........ 606,766
43,702 Bellway Plc ................... 1,242,843
5,893 Big Technologies Plc(a) .......... 19,890
49,867 Big Yellow Group Plc REIT ....... 686,686
27,727 Bloomsbury Publishing Plc ....... 153,720
3,433,204 boohoo Group Plc(a) ............ 1,715,257
3,989 Braemar Plc(b)(e) .............. 11,928
359,611 Breedon Group Plc ............. 1,679,885
724,051 Britvic Plc .................... 8,028,382
2,309 Brooks Macdonald Group Plc ..... 62,525
131,149 Bytes Technology Group Plc ...... 868,480
95,542 Capricorn Energy Plc ............ 217,272
213,777 Card Factory Plc(a) ............. 246,641
403,015 Centrica Plc .................. 714,007
Shares Value
UNITED KINGDOM (continued)
828,602 Ceres Power Holdings Plc(a) ...... $ 3,877,107
10,247 Cerillion Plc .................. 170,956
597,857 Chemring Group Plc ............ 2,175,181
28,390 Chesnara Plc .................. 98,373
45,203 Clarkson Plc .................. 1,618,514
251,030 Close Brothers Group Plc ......... 2,960,644
121,621 CLS Holdings Plc REIT ......... 218,203
54,027 Computacenter Plc ............. 1,521,222
27,545 Concentric AB ................ 491,950
8,818,874 ConvaTec Group Plc(c)(d) ........ 23,608,726
1,629 Costain Group Plc(a) ............ 1,043
94,149 Cranswick Plc ................. 4,030,759
367,363 Crest Nicholson Holdings Plc ..... 1,006,086
43,616 Croda International Plc .......... 3,296,904
143 DFS Furniture Plc .............. 221
24,849 DiscoverIE Group Plc ........... 255,439
213,961 dotdigital group Plc ............. 253,444
2,117,153 Dowlais Group Plc(a) ........... 3,340,611
195,950 Drax Group Plc ................ 1,520,905
744,768 DS Smith Plc ................. 2,959,151
245,685 Dunelm Group Plc ............. 3,625,948
100,315 easyJet Plc(a) .................. 582,288
1,978 Eco Animal Health Group Plc(a) ... 2,805
84,100 Ecora Resources Plc ............. 123,256
213,727 EnQuest Plc(a) ................ 48,850
1,306 Epwin Group Plc ............... 1,148
38,617 Ergomed Plc(a) ................ 538,212
216,909 FDM Group Holdings Plc ........ 1,519,901
2,324,325 Firstgroup Plc ................. 4,364,016
13,542 Foresight Group Holdings Ltd. .... 83,420
23,420 Frasers Group Plc(a) ............ 244,356
17,922 Frontier Developments Plc(a) ...... 135,011
30,714 Galliford Try Holdings Plc ........ 78,045
72,421 Games Workshop Group Plc ...... 10,827,684
244,012 Gamma Communications Plc ..... 3,469,733
55,656 Genel Energy Plc ............... 74,426
228,197 Genus Plc .................... 7,204,273
172,378 Greggs Plc .................... 6,110,132
991,418 Gulf Keystone Petroleum Ltd. ..... 1,581,514
5,779 H&T Group Plc ............... 32,039
67,717 Halfords Group Plc ............. 192,233
22,413 Hargreaves Services Plc .......... 127,423
1,027 Headlam Group Plc ............. 2,939
27,215 Helical Plc REIT ............... 93,952
66,828 Hill & Smith Plc ............... 1,353,351
73,883 Hollywood Bowl Group Plc ....... 212,866
1,829,803 Howden Joinery Group Plc ....... 17,306,807
201,832 Hunting Plc .................. 683,816
260,855 IG Group Holdings Plc .......... 2,370,159
389,428 IMI Plc ...................... 8,141,293
19,656 Immunocore Holdings Plc - ADR(a) 1,296,903
34,931 Impax Asset Management Group Plc 246,110
69,391 Indivior Plc(a) ................. 1,561,098

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
2,308,895 ITM Power Plc(a) .............. $ 2,743,257
34,124 J D Wetherspoon Plc(a) .......... 296,041
5,002,590 JD Sports Fashion Plc ........... 10,124,457
1,759,999 JET2 Plc ..................... 25,387,729
561,388 Johnson Service Group Plc ........ 809,794
76,335 Jupiter Fund Management Plc ..... 111,973
899,452 Just Group Plc ................. 949,999
527,944 Kainos Group Plc .............. 8,875,734
79,096 Keller Group Plc ............... 868,907
146,893 Kier Group Plc(a) .............. 165,516
7,864 Kitwave Group Plc ............. 32,396
28,648 Macfarlane Group Plc ........... 40,442
2,636,263 Man Group Plc ................ 8,079,197
3,688,903 Marks & Spencer Group Plc(a) .... 9,766,559
110,944 Marston's Plc(a) ............... 44,850
19,263 ME Group International Plc ...... 38,614
47,246 Mears Group Plc ............... 165,832
2,429,481 Mitie Group Plc ............... 3,173,996
467,334 Moneysupermarket.com Group Plc . 1,645,722
24,400 Morgan Sindall Group Plc ........ 597,466
56,895 Next Plc ..................... 5,146,182
307,405 Ninety One Plc ................ 680,132
484 Norcros Plc ................... 1,009
3,416,949 Ocado Group Plc(a) ............ 41,150,168
827 Odfjell Technology Ltd. .......... 4,210
160,017 OSB Group Plc ................ 754,074
27,254 Oxford Biomedica Plc(a) ......... 154,596
40,534 Oxford Instruments Plc .......... 1,248,463
96,831 Oxford Metrics Plc ............. 127,996
7,834,721 Oxford Nanopore Technologies Plc(a) 26,524,270
234,341 Pagegroup Plc ................. 1,341,307
772,654 Pan African Resources Plc ........ 143,185
203,024 Paragon Banking Group Plc ....... 1,375,708
5,827 Patisserie Holdings Plc(a)(b) ....... 0
120,160 Pearson Plc ................... 1,333,277
138,251 Pharos Energy Plc .............. 42,937
166,102 Polar Capital Holdings Plc ........ 1,033,860
2,125,800 Primary Health Properties Plc REIT . 2,578,097
55,288 PRS REIT Plc (The) ............ 58,466
911,728 QinetiQ Group Plc ............. 3,772,293
2,432,980 Quilter Plc(c)(d) ............... 2,438,567
66,119 Redde Northgate Plc ............ 291,897
59,179 Redrow Plc ................... 392,648
9,917 Renew Holdings Plc ............ 92,907
190,682 Renishaw Plc .................. 9,543,758
2,798 Ricardo Plc ................... 21,042
1,014,869 Rightmove Plc ................. 7,429,073
805 Robert Walters Plc .............. 4,256
4,219,518 Rotork Plc .................... 16,700,225
449,027 RS GROUP Plc ................ 4,521,327
434,000 RWS Holdings Plc .............. 1,445,904
360,159 Safestore Holdings Plc REIT ...... 4,095,181
35,836 Sanderson Design Group Plc ...... 46,910
Shares Value
UNITED KINGDOM (continued)
303,855 Serco Group Plc ............... $ 605,596
548,366 Serica Energy Plc ............... 1,683,359
611,482 SIG Plc(a) .................... 227,184
114,608 SigmaRoc Plc(a) ............... 87,661
623,286 Smiths Group Plc .............. 13,590,201
36,944 Smiths News Plc ............... 21,098
246,305 Softcat Plc .................... 4,741,433
30,957 Spectris Plc ................... 1,394,873
364,112 Speedy Hire Plc ................ 171,960
81,923 Spirax-Sarco Engineering Plc ...... 11,696,367
1,326,473 Spirent Communications Plc ...... 2,878,639
22,392 SSP Group Plc(a) .............. 72,302
743,605 St. James's Place Plc ............. 8,970,471
835,005 Standard Chartered Plc .......... 8,009,166
131,893 SThree Plc .................... 596,659
74,487 Stolt-Nielsen Ltd. .............. 1,841,036
558,108 Subsea 7 SA .................. 7,491,881
828,795 Taylor Wimpey Plc ............. 1,216,266
105,683 Telecom Plus Plc ............... 2,256,855
167,706 TORM Plc - Class A ............ 4,127,447
2,560,371 Trainline Plc(a)(c)(d) ............ 8,654,934
2,588,046 UK Commercial Property REIT Ltd. 1,737,076
8,223 UNITE Group Plc (The) REIT .... 102,733
2,730 Verici Dx Plc(a) ................ 368
60,862 Vertu Motors Plc ............... 54,675
137,553 Vesuvius Plc .................. 780,257
9,667 VH Global Sustainable Energy
Opportunities Plc .......... 10,669
184,651 Victrex Plc ................... 3,658,846
1,167,474 Virgin Money UK Plc - CDI ...... 2,697,621
378,420 Vistry Group Plc ............... 3,834,170
44,217 Weir Group Plc (The) ........... 1,041,287
13,441 XPS Pensions Group Plc(c) ....... 33,033
19,825 YouGov Plc ................... 246,791
494,193,461
UNITED STATES — 39.9%
249,712 A.O. Smith Corp. .............. 18,136,583
133,125 Academy Sports & Outdoors, Inc. .. 7,959,544
178,535 AeroVironment, Inc.(a) .......... 17,007,244
173,344 Agilysys, Inc.(a) ................ 12,763,319
35,382 Akero Therapeutics, Inc.(a) ....... 1,535,579
180,000 Albany International Corp. - Class A 17,330,400
316,612 Alnylam Pharmaceuticals, Inc.(a) ... 61,865,985
132,077 Ambarella, Inc.(a) .............. 11,017,863
77,615 American States Water Co. ........ 6,861,942
125,130 AMERISAFE, Inc. ............. 6,521,776
91,100 Amphastar Pharmaceuticals, Inc.(a) . 5,528,859
421,315 Appian Corp. - Class A(a) ........ 21,706,149
102,205 Applied Industrial Technologies, Inc. 14,818,703
661,270 Asana, Inc. - Class A(a) .......... 16,055,636
46,345 Atkore, Inc.(a) ................. 7,353,561
400,000 AtriCure, Inc.(a) ............... 22,140,000

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
UNITED STATES (continued)
1,424,712 Avantor, Inc.(a) ................ $ 29,306,326
324,952 Avidity Biosciences, Inc.(a) ........ 3,090,294
157,447 Axon Enterprise, Inc.(a) .......... 29,274,121
481,960 Axonics, Inc.(a) ................ 29,095,925
173,855 AZEK Co., Inc. (The)(a) ......... 5,424,276
130,000 BancFirst Corp. ................ 12,987,000
280,000 Barnes Group, Inc. ............. 11,004,000
212,067 Beam Therapeutics, Inc.(a) ........ 6,546,508
181,870 Berry Global Group, Inc. ......... 11,925,216
716,674 BJ's Wholesale Club Holdings, Inc.(a) 47,522,653
224,662 BlackLine, Inc.(a) .............. 13,048,369
189,400 Booz Allen Hamilton Holding Corp. 22,932,552
800,000 Box, Inc. - Class A(a) ............ 25,000,000
116,775 Bright Horizons Family Solutions, Inc.
(a) ...................... 11,330,678
735,875 BRP Group, Inc. - Class A(a) ...... 18,330,646
105,554 Burlington Stores, Inc.(a) ......... 18,748,501
147,640 Cactus, Inc. - Class A ............ 7,497,159
79,036 Calix, Inc.(a) .................. 3,565,314
383,106 Cardlytics, Inc.(a) .............. 4,470,847
155,881 Carlisle Cos., Inc. .............. 43,210,213
259,670 CBIZ, Inc.(a) ................. 13,733,946
170,027 CDW Corp. .................. 31,806,951
385,000 Central Garden & Pet Co. - Class A(a) 14,714,700
839,669 ChampionX Corp. ............. 29,892,216
19,548 Chart Industries, Inc.(a) .......... 3,560,864
588,435 Chegg, Inc.(a) ................. 5,960,847
106,525 Civitas Resources, Inc. ........... 7,974,461
197,050 Clean Harbors, Inc.(a) ........... 32,761,533
1,226,820 Codexis, Inc.(a) ................ 4,416,552
56,275 Comfort Systems USA, Inc. ....... 9,790,162
166,575 Commercial Metals Co. .......... 9,531,421
225,000 Community Bank System, Inc. .... 12,111,750
210,000 CONMED Corp. .............. 25,420,500
108,734 Cooper Cos., Inc. (The) .......... 42,543,265
125,600 Crane Co. .................... 11,767,464
141,625 Crane NXT Co. ............... 8,377,119
125,000 CSW Industrials, Inc. ........... 22,568,750
35,365 Curtiss-Wright Corp. ............ 6,767,446
574,610 Cushman & Wakefield Plc(a) ...... 5,648,416
328,330 CVB Financial Corp. ............ 6,195,587
15,247 Deckers Outdoor Corp.(a) ........ 8,289,641
142,150 Delek US Holdings, Inc. ......... 3,921,918
194,852 Digimarc Corp.(a) .............. 5,767,619
88,875 Diodes, Inc.(a) ................ 8,397,799
262,835 Doximity, Inc. - Class A(a) ........ 9,391,095
597,510 Element Solutions, Inc. .......... 12,523,810
84,625 elf Beauty, Inc.(a) .............. 9,877,430
62,100 Ensign Group, Inc. (The) ......... 6,015,627
126,170 Envestnet, Inc.(a) .............. 7,820,017
180,158 Envista Holdings Corp.(a) ........ 6,199,237
168,997 Equifax, Inc. .................. 34,488,908
265,000 ESCO Technologies, Inc. ......... 26,645,750
Shares Value
UNITED STATES (continued)
228,215 Essent Group Ltd. .............. $ 11,319,464
675,000 European Wax Center, Inc. - Class
A(a) .................... 13,074,750
138,249 Everbridge, Inc.(a) .............. 4,263,599
181,319 EverQuote, Inc. - Class A(a) ....... 1,283,739
360,434 Exact Sciences Corp.(a) .......... 35,156,732
76,965 ExlService Holdings, Inc.(a) ....... 10,848,217
283,294 Expedia Group, Inc.(a) .......... 34,712,014
144,700 First Bancorp/Southern Pines NC .. 4,786,676
450,000 First Financial Bankshares, Inc. .... 14,665,500
103,175 FirstCash Holdings, Inc. ......... 9,830,514
161,740 FormFactor, Inc.(a) ............. 6,010,258
48,265 Fox Factory Holding Corp.(a) ..... 5,400,854
665,000 Fresh Market Escrow, Inc.(a)(b) .... 0
250,000 Freshpet, Inc.(a) ............... 18,385,000
1,255,000 Freshworks, Inc. - Class A(a) ...... 23,418,300
155,000 Generac Holdings, Inc.(a) ........ 23,823,500
335,000 German American Bancorp, Inc. ... 9,869,100
249,926 Glaukos Corp.(a) ............... 19,279,292
375,000 Globus Medical, Inc. - Class A(a) ... 22,601,250
101,500 Hamilton Lane, Inc. - Class A ..... 8,975,645
233,600 HashiCorp, Inc. - Class A(a) ...... 6,916,896
785,000 Hayward Holdings, Inc.(a) ........ 10,487,600
67,148 HEICO Corp. ................. 11,816,705
865,000 Hostess Brands, Inc.(a) .......... 20,794,600
566,529 ImmunoGen, Inc.(a) ............ 10,095,547
150,000 Independent Bank Corp. ......... 9,037,500
99,010 Independent Bank Group, Inc. ..... 4,442,579
208,943 Ingersoll Rand, Inc. ............. 13,637,710
249,685 Innospec, Inc. ................. 26,751,251
117,877 Inspire Medical Systems, Inc.(a) .... 33,926,179
545,000 Integra LifeSciences Holdings Corp.(a) 24,781,150
44,535 Inter Parfums, Inc. .............. 6,660,655
77,287 IPG Photonics Corp.(a) .......... 10,159,376
126,925 Iridium Communications, Inc. ..... 6,669,909
122,077 iRobot Corp.(a) ................ 4,883,080
110,000 J & J Snack Foods Corp. ......... 17,635,200
335,000 John Bean Technologies Corp. ..... 41,409,350
445,000 John Wiley & Sons, Inc. - Class A .. 15,232,350
222,281 Keysight Technologies, Inc.(a) ..... 35,805,023
28,152 Kinsale Capital Group, Inc. ....... 10,490,280
85,620 Kirby Corp.(a) ................. 6,976,318
145,000 Lancaster Colony Corp. .......... 27,931,350
35,907 Lantheus Holdings, Inc.(a) ........ 3,105,596
77,878 Legend Biotech Corp. - ADR(a) .... 5,881,347
131,408 LendingTree, Inc.(a) ............ 3,206,355
1,070,000 Leslie's, Inc.(a) ................ 6,815,900
201,200 Light & Wonder, Inc.(a) ......... 14,144,360
151,703 Lincoln Electric Holdings, Inc. ..... 30,448,309
221,857 Live Nation Entertainment, Inc.(a) .. 19,467,952
254,835 LivePerson, Inc.(a) .............. 1,210,466
394,467 LiveRamp Holdings, Inc.(a) ....... 11,258,088
35,044 Madrigal Pharmaceuticals, Inc.(a) ... 7,194,533

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
UNITED STATES (continued)
381,435 Magnolia Oil & Gas Corp. - Class A $ 8,448,785
187,925 Malibu Boats, Inc. - Class A(a) ..... 11,266,104
64,423 Manhattan Associates, Inc.(a) ...... 12,280,312
111,052 MarketAxess Holdings, Inc. ....... 29,897,419
41,400 Marriott Vacations Worldwide Corp. 5,320,314
171,360 Matador Resources Co. .......... 9,532,757
178,907 MaxCyte, Inc.(a) ............... 799,714
220,000 MGP Ingredients, Inc. ........... 25,082,200
44,205 MKS Instruments, Inc. .......... 4,825,860
385,367 Model N, Inc.(a) ............... 12,840,428
320,000 Montrose Environmental Group, Inc.
(a) ...................... 12,950,400
209,325 MSA Safety, Inc. ............... 34,747,950
94,050 Mueller Industries, Inc. .......... 7,623,693
18,526 Murphy USA, Inc. .............. 5,688,038
44,895 MYR Group, Inc.(a) ............ 6,400,231
384,826 Myriad Genetics, Inc.(a) ......... 8,600,861
443,214 Nasdaq, Inc. .................. 22,377,875
229,165 National Storage Affiliates Trust REIT 7,743,485
905,000 Neogen Corp.(a) ............... 20,986,950
440,000 New Relic, Inc.(a) .............. 36,951,200
53,200 Nexstar Media Group, Inc. ........ 9,933,504
172,065 Novanta, Inc.(a) ............... 30,438,299
717,445 Nutanix, Inc. - Class A(a) ......... 21,666,839
436,300 Old National Bancorp ........... 7,430,189
160,000 Ollie's Bargain Outlet Holdings, Inc.
(a) ...................... 11,660,800
260,000 Omnicell, Inc.(a) ............... 16,419,000
73,550 Onto Innovation, Inc.(a) ......... 9,143,736
151,350 Origin Bancorp, Inc. ............ 4,934,010
425,000 Outset Medical, Inc.(a) .......... 8,746,500
476,365 P10, Inc. - Class A .............. 5,644,925
286,595 Pacira BioSciences, Inc.(a) ........ 10,417,728
210,000 Palomar Holdings, Inc.(a) ........ 12,717,600
85,000 Penumbra, Inc.(a) .............. 25,785,600
115,630 Performance Food Group Co.(a) ... 6,910,049
81,500 Pinnacle Financial Partners, Inc. .... 6,185,850
362,670 Planet Fitness, Inc. - Class A(a) .... 24,494,732
40,479 Pool Corp. ................... 15,573,890
40,231 Primerica, Inc. ................. 8,557,134
196,070 PROCEPT BioRobotics Corp.(a) ... 6,752,651
411,861 Progyny, Inc.(a) ................ 17,199,315
1,230,000 Pure Storage, Inc. - Class A(a) ..... 45,497,700
3,319,448 PureTech Health Plc(a) .......... 9,521,130
390,000 Q2 Holdings, Inc.(a) ............ 13,833,300
152,600 RadNet, Inc.(a) ................ 5,048,008
115,000 RBC Bearings, Inc.(a) ........... 25,995,750
34,080 Repligen Corp.(a) .............. 5,846,765
316,679 RxSight, Inc.(a) ................ 10,567,578
98,335 Saia, Inc.(a) ................... 41,609,472
925,000 Sally Beauty Holdings, Inc.(a) ..... 11,072,250
777,030 Schrodinger, Inc.(a) ............. 40,646,439
140,625 SeaWorld Entertainment, Inc.(a) ... 7,786,406
Shares Value
UNITED STATES (continued)
250,000 Selective Insurance Group, Inc. .... $ 25,797,500
250,000 Sensient Technologies Corp. ....... 16,010,000
200,000 ServisFirst Bancshares, Inc. ........ 11,936,000
245,000 Shake Shack, Inc. - Class A(a) ..... 19,026,700
131,045 Shift4 Payments, Inc. - Class A(a) ... 9,040,795
43,579 Shockwave Medical, Inc.(a) ....... 11,356,687
105,075 SI-BONE, Inc.(a) .............. 2,706,732
555,000 Simply Good Foods Co. (The)(a) ... 21,484,050
82,465 Simpson Manufacturing Co., Inc. .. 13,029,470
105,605 Simulations Plus, Inc. ........... 5,259,129
527,105 Smartsheet, Inc. - Class A(a) ....... 23,403,462
96,700 SouthState Corp. ............... 7,510,689
700,000 Sovos Brands, Inc.(a) ............ 12,460,000
314,398 Sprout Social, Inc. - Class A(a) ..... 17,964,702
66,030 SPS Commerce, Inc.(a) .......... 11,911,152
506,426 STAAR Surgical Co.(a) .......... 27,736,952
297,510 STAG Industrial, Inc. REIT ....... 10,799,613
123,925 Standex International Corp. ....... 18,411,537
205,425 Stericycle, Inc.(a) ............... 8,728,508
152,639 STERIS Plc ................... 34,427,726
190,000 Stock Yards Bancorp, Inc. ......... 9,083,900
221,882 Stratasys Ltd.(a) ................ 4,022,721
293,022 Summit Materials, Inc. - Class A(a) . 10,601,536
61,216 Synopsys, Inc.(a) ............... 27,657,389
150,420 Synovus Financial Corp. ......... 5,099,238
355,000 Tandem Diabetes Care, Inc.(a) ..... 12,396,600
60,837 Tarsus Pharmaceuticals, Inc.(a) ..... 1,339,022
299,906 Teladoc Health, Inc.(a) .......... 8,928,202
105,114 Teleflex, Inc. .................. 26,401,483
300,000 Tenable Holdings, Inc.(a) ......... 14,598,000
104,425 Texas Capital Bancshares, Inc.(a) ... 6,667,536
381,213 Tradeweb Markets, Inc. - Class A ... 31,179,411
80,975 Transcat, Inc.(a) ................ 6,792,183
458,935 TriMas Corp. ................. 11,822,166
229,283 Trupanion, Inc.(a) .............. 7,073,381
348,448 Twist Bioscience Corp.(a) ......... 8,481,224
96,658 UFP Technologies, Inc.(a) ........ 18,815,930
33,296 Ulta Beauty, Inc.(a) ............. 14,810,061
1,172,445 Upwork, Inc.(a) ................ 12,228,601
931,497 US Foods Holding Corp.(a) ....... 39,802,867
42,531 US Physical Therapy, Inc. ......... 4,945,079
1,315,000 Utz Brands, Inc. ............... 22,026,250
362,883 Veeco Instruments, Inc.(a) ........ 10,218,785
425,000 Veracyte, Inc.(a) ............... 11,666,250
2,193,315 ViewRay, Inc.(a) ............... 50,666
113,518 WEX, Inc.(a) ................. 21,494,633
603,029 WillScot Mobile Mini Holdings Corp.
(a) ...................... 28,915,241
97,349 Wingstop, Inc. ................ 16,411,094
20,768 Winmark Corp. ................ 7,548,337
322,084 Wolfspeed, Inc.(a) .............. 21,225,336
332,665 Workiva, Inc.(a) ............... 35,026,298
265,000 WSFS Financial Corp. ........... 11,593,750

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
The following abbreviations are used in the report:
Shares Value
UNITED STATES (continued)
49,300 Wyndham Hotels & Resorts, Inc. ... $ 3,841,456
119,800 Xylem, Inc. ................... 13,507,450
104,275 Zevia PBC - Class A(a) .......... 289,884
108,224 Zillow Group, Inc. - Class A(a) .... 5,759,681
480,372 Zillow Group, Inc. - Class C(a) .... 26,016,948
1,160,898 Zuora, Inc. - Class A(a) .......... 13,617,334
3,388,133,512
URUGUAY — 0.2%
11,863 MercadoLibre, Inc.(a) ........... 14,686,987
VIETNAM — 0.0%
563,790 Vietnam National Petroleum Group . 987,748
Total Common Stocks
(Cost $6,454,290,468)
7,278,346,714
RIGHTS/WARRANTS — 0.0%
UNITED STATES — 0.0%
146,063 Aduro Biotech CVR, Rights, Expire
12/31/49(a)(b)(e) ........... 0
Total Rights/Warrants
(Cost $0)
0
EXCHANGE-TRADED FUNDS — 10.1%
114,550 Energy Select Sector SPDR Fund ... 10,020,834
2,444,400 FlexShares Morningstar Global
Upstream Natural Resources
Index Fund ............... 104,351,436
847,650 Health Care Select Sector SPDR Fund 113,712,248
412,050 Invesco KBW Premium Yield Equity
REIT ETF ................ 8,051,457
518,000 iShares S&P Small-Cap 600 Value
ETF .................... 52,224,760
610,850 SPDR S&P Biotech ETF ......... 51,488,546
1,535,025 SPDR S&P Metals & Mining ETF . 82,722,497
928,400 Utilities Select Sector SPDR Fund .. 62,267,788
2,846,650 VanEck Junior Gold Miners ETF ... 107,204,839
621,350 VanEck Oil Services ETF ......... 213,582,849
304,600 Vanguard Small-Cap Value ETF .... 53,119,194
Total Exchange-Traded Funds
(Cost $777,791,440)
858,746,448
Principal
Amount
U.S. GOVERNMENT SECURITIES — 0.7%
U.S. Treasury Bills — 0.7%
$ 60,000,000 5.17%, 08/08/23(f) ............. 59,938,984
Total U.S. Government Securities
(Cost $59,939,917)
59,938,984
Shares Value
INVESTMENT COMPANY — 0.4%
30,067,928 Federated Hermes Government
Obligations Fund, 5.16%(g) ... $ 30,067,928
Total Investment Company
(Cost $30,067,928)
30,067,928
Principal
Amount
CASH SWEEP — 3.3%
280,006,131 Citibank - US Dollars on Deposit in
Custody Account, 2.00%(g) ... 280,006,131
Total Cash Sweep
(Cost $280,006,131)
280,006,131
TOTAL INVESTMENTS — 100.1%
(Cost $7,602,095,884)
$ 8,507,106,205
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.1)%
(8,157,352)
NET ASSETS — 100.0%
$ 8,498,948,853
(a) Non-income producing security.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $3,843,064 which is 0.05% of net assets and the cost is $61,756,844.
(c) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(d) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(e) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f) Zero coupon security. The rate represents the yield at time of purchase.
(g) The rate shown represents the current yield as of July 31, 2023.
ADR — American Depositary Receipt
CDI — CREST Depository Interest
CVR — Contingent Value Right
ETF — Exchange-Traded Fund
FOR — Foreign Ownership Restrictions
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Portfolio Diversification by Country (Unaudited)
Country:
Percentage
of Net Assets
Australia .................................... 2.1%
Austria ..................................... 0.3
Belgium .................................... 0.2
Bermuda .................................... 0.1
Brazil ...................................... 0.8
Canada ..................................... 3.5
Chile ...................................... 0.1
China ...................................... 4.2
Costa Rica ................................... 0.0 *
Denmark ................................... 1.7
Finland ..................................... 0.5
France ...................................... 1.3
Germany .................................... 1.9
Greece ..................................... 0.4
Hong Kong .................................. 0.6
Iceland ..................................... 0.1
India ....................................... 0.9
Indonesia ................................... 0.0 *
Ireland ..................................... 0.1
Israel ....................................... 2.4
Italy ....................................... 1.3
Japan ...................................... 7.9
Jersey Channel Islands .......................... 0.2
Luxembourg ................................. 0.0 *
Malaysia .................................... 0.1
Mexico ..................................... 0.1
Netherlands .................................. 0.9
New Zealand ................................. 0.2
Norway ..................................... 0.5
Peru ....................................... 0.1
Poland ..................................... 0.3
Portugal .................................... 0.1
Russia ...................................... 0.0 *
Singapore ................................... 0.5
South Africa ................................. 0.3
South Korea ................................. 1.2
Spain ...................................... 0.4
Sweden ..................................... 1.0
Switzerland .................................. 2.1
Taiwan ..................................... 0.8
Thailand .................................... 0.3
Turkey ..................................... 0.2
United Kingdom .............................. 5.8
United States ................................. 39.9
Uruguay .................................... 0.2
Vietnam .................................... 0.0 *
Other
**
..................................... 14.4
100.0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, exchange-traded funds, rights/warrants,
U.S. Government Securities, investment company, pending trades and
Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.